As filed with the Securities and Exchange Commission on April 24, 2002

Securities Act File No. 2-52711

Investment Company Act File No. 811-2556

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Pre-Effective Amendment No.	☐

Post-Effective Amendment No. 37	☒
and/or
REGISTRATION STATEMENT UNDER THE

INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 26	☒
(Check appropriate box or boxes)

Merrill Lynch Ready Assets Trust

(Exact Name of Registrant as Specified in Charter)

800 Scudders Mill Road, Plainsboro, New Jersey 08536

(Address of Principal Executive Offices)

Registrant’s Telephone Number, including Area Code: (609) 282-2800

TERRY K. GLENN

Merrill Lynch Ready Assets Trust
800 Scudders Mill Road
Plainsboro, New Jersey
Mailing Address: P.O. Box 9011, Princeton, New Jersey 08543-9011
(Name and Address of Agent for Service)

Copies to:

Counsel for the Trust: SIDLEY AUSTIN BROWN & WOOD LLP 875 Third Avenue New York, New York 10022 Attention: Thomas R. Smith, Jr., Esq	Philip L. Kirstein, Esq. MERRILL LYNCH INVESTMENT MANAGERS, L.P. P.O. Box 9011 Princeton New Jersey 08543-9011

It is proposed that this filing will become effective (check appropriate box)

☒ immediately upon filing pursuant to paragraph (b)
☐ on (date) pursuant to paragraph (b)
☐ 60 days after filing pursuant to paragraph (a)(1)
☐ on (date) pursuant to paragraph (a)(1)
☐ 75 days after filing pursuant to paragraph (a)(2)
☐ on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Shares of Beneficial Interest, Par Value $.10 Per Share.

    Investment Managers
www.mlim.ml.com
Prospectus
April 24, 2002

Merrill Lynch Ready Assets Trust

This Prospectus contains information you should know before investing, including information about risks. Please read it before you invest and keep it for future reference.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

MERRILL LYNCH READY ASSETS TRUST

Table of Contents

PAGE

KEY FACTS

Merrill Lynch Ready Assets Trust at a Glance	3
Risk/Return Bar Chart	4
Fees and Expenses	5

DETAILS ABOUT THE TRUST

How the Trust Invests	6
Investment Risks	8

YOUR ACCOUNT

How to Buy, Sell and Transfer Shares	11
How Shares are Priced	16
Dividends and Taxes	16

MANAGEMENT OF THE TRUST

Merrill Lynch Investment Managers	18
Financial Highlights	19

FOR MORE INFORMATION

Shareholder Reports	Back Cover
Statement of Additional Information	Back Cover

MERRILL LYNCH READY ASSETS TRUST

In an effort to help you better understand the many concepts involved in making an investment decision, we have defined the highlighted terms in this prospectus in the sidebar.

U.S. Government Securities — debt securities issued or guaranteed as to principal and interest by the U.S. Government that are supported by the full faith and credit of the United States.

U.S. Government Agency Securities — debt securities issued or guaranteed as to principal and interest by U.S. Government agencies, U.S. Government enterprises and U.S. Government instrumentalities that are not direct obligations of the United States.

MERRILL LYNCH READY ASSETS TRUST AT A GLANCE

What is the Trust’s investment objective?

The investment objective of the Trust is to seek preservation of capital, liquidity and the highest possible current income consistent with this objective available from investing in a diversified portfolio of short-term money market securities.

What are the Trust’s main investment strategies?

The Trust tries to achieve its objective by investing in a diversified portfolio of short-term money market securities. These securities are generally debt securities and other instruments that mature within 13 months (25 months if the U.S. Government or a government agency has issued or guaranteed the debt). Other than U.S. Government and certain U.S. Government Agency Securities, the Trust only invests in money market instruments of issuers with one of the two highest short-term ratings from a nationally recognized credit rating organization or unrated instruments which, in the opinion of Trust management, are of similar credit quality.

Trust management decides which securities to buy and sell based on its assessment of the relative values of different securities and future interest rates. The Trust’s dollar-weighted average maturity will not exceed 90 days. The Trust cannot guarantee that it will achieve its objective.

What are the main risks of investing in the Trust?

An investment in the Trust is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Trust could lose money if the issuer of an instrument held by the Trust defaults or if short-term interest rates rise sharply in a manner not anticipated by Trust management. Although the Trust seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Trust.

Who should invest?

The Trust may be an appropriate investment for you if you:

•	Are looking for preservation of capital

•	Are looking for current income and liquidity

•	Are investing with short-term goals in mind

•	Are looking for a professionally managed and diversified portfolio

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Yield — the income generated by an investment in the Trust.

RISK/RETURN BAR CHART

The bar chart and table shown below provide an indication of the risks of investing in the Trust. The bar chart shows changes in the Trust’s performance for each of the past ten calendar years. The table shows the average annual total returns of the Trust for the periods shown. How the Trust performed in the past is not necessarily an indication of how the Trust will perform in the future.

During the ten year period shown in the bar chart, the highest return for a quarter was 1.58% (quarter ended December 31, 2000) and the lowest return for a quarter was 0.57% (quarter ended December 31, 2001). The Trust’s year-to-date return as of March 31, 2002 was 0.38%.

Average Annual Total Returns
(as of the calendar year	Past	Past	Past
ended December 31, 2001)	One Year	Five Years	Ten Years

Merrill Lynch Ready Assets Trust	3.81%	4.96%	4.53%

YIELD INFORMATION

The yield on Trust shares normally will fluctuate on a daily basis. Therefore, yields for any given past periods are not an indication or representation of future yields. The Trust’s yield is affected by changes in interest rates, average portfolio maturity and operating expenses. Current yield information may not provide the basis for a comparison with bank deposits or other investments, which pay a fixed yield over a stated period of time. To obtain the Trust’s current 7-day yield, call 1-800-221-7210.

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UNDERSTANDING EXPENSES

Trust investors pay various fees and expenses, either directly or indirectly. Listed below are some of the main types of expenses, which the Trust may charge:

Expenses paid indirectly by the shareholder:

Annual Trust Operating Expenses — expenses that cover the costs of operating the Trust.

Management Fee — a fee paid to the Manager for managing the Trust.

Distribution Fees — fees used to support the Trust’s marketing and distribution efforts, such as advertising, promotion and compensating financial advisors and others for shareholder services.

FEES AND EXPENSES

This table shows the different fees and expenses that you may pay if you buy and hold shares of the Trust. Future expenses may be greater or less than those indicated below.

Annual Trust Operating Expenses
(expenses that are deducted from Trust assets):

Management Fee	0.36%

Distribution (12b-1) Fees(a)	0.13%

Other Expenses (including transfer agency fees)(b)	0.14%

Total Annual Trust Operating Expenses	0.63%

(a)	The Trust is authorized to pay Merrill Lynch distribution fees of 0.125% each year under a distribution plan that the Trust has adopted under rule 12b-1. For the fiscal year ended December 31, 2001, $7,350,371 was paid to Merrill Lynch pursuant to the distribution plan.

(b)	Financial Data Services, Inc., an affiliate of the Manager, provides transfer agency services to the Trust. The Trust pays a fee for these services. The Manager or its affiliates also provide certain accounting services to the Trust and the Trust reimburses the Manager or its affiliates for these services.

Example:

This example is intended to help you compare the cost of investing in the Trust with the cost of investing in other money market funds.

This example assumes that you invest $10,000 in the Trust for the time periods indicated, that your investment has a 5% return each year and that the Trust’s operating expenses remain the same. This assumption is not meant to indicate you will receive a 5% annual rate of return. Your annual return may be more or less than the 5% used in this example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

EXPENSES IF YOU DID REDEEM YOUR SHARES:

1 Year	3 Years	5 Years	10 Years

$64	$202	$351	$786

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Maturity — the time at which the full principal amount of a fixed income security is scheduled to be repaid.

U.S. Government Agencies — entities that are part of or sponsored by the Federal government, such as the Government National Mortgage Association, the Tennessee Valley Authority or the Federal Housing Administration.

HOW THE TRUST INVESTS

The Trust’s objective is to seek current income, preservation of capital and liquidity available from investing in a diversified portfolio of short-term money market securities. These instruments are generally debt securities that mature or reset to a new interest rate within 13 months (25 months if the U.S. Government or a U.S. Government agency has issued or guaranteed the debt). Other than U.S. Government and U.S. Government agency securities, the Trust only invests in money market instruments of issuers with one of the two highest short-term ratings from a nationally recognized credit rating organization or unrated instruments which, in the opinion of the Trust’s management, are of similar credit quality.

These securities principally consist of short-term U.S. Government and U.S. Government agency securities, bank money instruments, corporate debt instruments, including commercial paper and variable amount master demand notes and repurchase and reverse repurchase agreements.

In seeking to achieve the Trust’s objective, Trust management varies the kinds of money market securities in the portfolio and the average maturity of the portfolio. Trust management makes decisions on which securities to buy and sell based on its assessment of the relative values of different securities and future interest rates.

The money market securities in which the Trust may invest include:

U.S. Government Securities — Debt securities issued or guaranteed as to principal and interest by the U.S. Government that are supported by the full faith and credit of the United States.

U.S. Government Agency Securities — Debt securities issued or guaranteed as to principal and interest by U.S. Government Agencies, U.S. Government-Sponsored Enterprises, U.S. Government Instrumentalities and certain international institutions that are not direct obligations of the United States but involve U.S. Government sponsorship or guarantees by U.S. government agencies or enterprises. The U.S. Government may not be obligated to provide financial support to these instrumentalities.

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U.S. Government-Sponsored Enterprises — private corporations sponsored by the federal government which have the legal status of government agencies, such as the Federal Home Loan Mortgage Corporation, the Student Loan Marketing Association or the Federal National Mortgage Association.

U.S. Government Instrumentalities — supranational entities sponsored by the U.S. and other governments, such as the World Bank or the Inter-American Development Bank.

ABOUT THE PORTFOLIO MANAGER

Donaldo S. Benito is a Vice President and the portfolio manager of the Trust. Mr. Benito has been a Vice President of Merrill Lynch Investment Managers since 1985.

ABOUT THE MANAGER

The Trust is managed by Merrill Lynch Investment Managers.

Bank Money Instruments — Obligations of commercial banks or other depository institutions, such as (but not limited to) certificates of deposit, time deposits, bank notes and bankers’ acceptances. The Trust will not invest more than 25% of its total assets (taken at market value at the time of each investment) in obligations of foreign depository institutions and their foreign branches and subsidiaries or in obligations of foreign branches or subsidiaries of U.S. depository institutions that are not backed by the U.S. parent. The Trust treats bank money instruments issued by U.S. branches or subsidiaries of foreign banks as obligations issued by domestic banks (and not subject to the 25% limitation) if the branch or subsidiary is subject to the same bank regulation as U.S. banks.

Commercial Paper — Obligations, usually of nine months or less, issued by corporations, securities firms and other businesses for short-term funding.

Other Short-Term Obligations — Obligations issued by trusts, corporations, partnerships or other entities, including mortgage or asset backed instruments.

Foreign Short-Term Debt Instruments — U.S. dollar-denominated commercial paper and other short-term obligations issued by foreign entities.

Floating Rate Obligations — Obligations of government agencies, corporations, depository institutions or other issuers which periodically or automatically reset their interest rate to reflect a current market rate, such as the Federal Funds rate or a bank’s prime rate, or the level of an interest rate index, such as LIBOR (a well-known short-term interest rate index).

Insurance Company Obligations — Short-term funding agreements and guaranteed insurance contracts with fixed or floating interest rates.

Master Notes — Variable principal amount demand instruments issued by corporate issuers.

Repurchase Agreements — In a repurchase agreement the Trust buys a security from another party, which agrees to buy it back at an agreed upon time and price. The Trust may invest in repurchase agreements involving the money market securities described above.

Other Eligible Investments — Other money market instruments permitted by Securities and Exchange Commission rules governing money market funds.

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Eurodollar — obligations issued by foreign branches or subsidiaries of U.S. banks.

Yankeedollar — obligations issued by U.S. branches or subsidiaries of foreign banks.

Reverse Repurchase Agreements — In a reverse repurchase agreement the Trust sells a security to another party and agrees to buy it back at a specific time and price. The Trust may invest in reverse repurchase agreements involving the money market securities described above.

Forward Commitments — The Trust may buy or sell money market securities on a forward commitment basis. In these transactions, the Trust buys the securities at an established price with payment and delivery taking place in the future. The value of the security on the delivery date may be more or less than its purchase price.

Securities Lending — The Trust may lend securities with a value not exceeding 33 1/3% of its assets to financial institutions that provide cash or government securities as collateral.

The Trust may invest in obligations of foreign issuers, including both Eurodollar and Yankeedollar obligations.

INVESTMENT RISKS

This section contains a summary discussion of the general risks of investing in the Trust. As with any mutual fund, there can be no guarantee that the Trust will meet its objective or that the Trust’s performance will be positive for any period of time.

Credit Risk — Credit risk is the risk that the issuer of a security owned by the Trust will be unable to pay the interest or principal when due. The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation. While the Trust invests only in money market securities of highly rated issuers, those issuers may still default in their obligations.

Selection Risk — Selection risk is the risk that the securities that Trust management selects will underperform securities selected by other funds with similar investment objectives and investment strategies.

Interest Rate Risk — Interest rate risk is the risk that prices of money market securities owned by the Trust generally increase when interest rates decline and decrease when interest rates increase.

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Share Reduction Risk — In order to maintain a constant net asset value of $1.00 per share, the Trust may reduce the number of shares held by its shareholders.

Borrowing Risk — The Trust may borrow only to meet redemptions. Borrowing may exaggerate changes in the net asset value of Trust shares and in the yield on the Trust’s portfolio. Borrowing will cost the Trust interest expense and other fees. The cost of borrowing money may reduce the Trust’s return.

Repurchase Agreement Risk — If the other party to a repurchase agreement defaults on its obligation under the agreement, the Trust may suffer delays and incur costs or even lose money in exercising its rights under the agreement.

Reverse Repurchase Risk — The Trust may enter into reverse repurchase agreements with financial institutions. Reverse repurchase agreements involve the risk that the other party may fail to return the securities in a timely matter or at all. The Trust could lose money if it is unable to recover the securities and the value of the collateral held by the Trust is less than the value of the securities. These events could also trigger adverse tax consequences to the Trust.

Securities Lending Risk — The Trust may lend securities to financial institutions that provide cash or securities issued or guaranteed by the U.S. Government as collateral. Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. The Trust could lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. These events could trigger adverse tax consequences to the Trust.

Foreign Market Risk — The Trust may invest in U.S. dollar denominated money market instruments and other short-term debt obligations issued by foreign banks and similar institutions. Although the Trust will invest in these securities only if Trust management determines they are of comparable quality to the Trust’s U.S. investments, investing in securities of foreign issuers involves some additional risks. These risks include the possibly higher

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costs of foreign investing, and the possibility of adverse political, economic or other developments.

STATEMENT OF ADDITIONAL INFORMATION

If you would like further information about the Trust, including how it invests, please see the Statement of Additional Information.

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HOW TO BUY, SELL AND TRANSFER SHARES

The chart on the following pages summarizes how to buy, sell and transfer shares through Merrill Lynch or other securities dealers. You may also buy shares through the Transfer Agent. To learn more about buying shares through the Transfer Agent, call 1-800-221-7210. Because the selection of a mutual fund involves many considerations, your Merrill Lynch Financial Advisor may help you with this decision.

Because of the high cost of maintaining smaller accounts, the Trust may redeem shares in your account if the net asset value of your account falls below $500 due to redemptions you have made. You will be notified that the value of your account is less than $500 before the Trust makes an involuntary redemption. You will then have 60 days to make an additional investment to bring the value of your account to at least $500 before the Trust takes any action. This involuntary redemption does not apply to retirement plans or Uniform Gifts or Transfers to Minors Act accounts.

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If You Want To	Your Choices	Information Important for You to Know

Buy Shares	Determine the amount of your investment	The minimum initial investment for the Trust is $5,000 for all accounts except:

    • $300 for accounts advised by banks and registered investment advisers
    • $100 for retirement plans
(The minimums for initial investments may be waived under certain circumstances.)

	Have your Merrill Lynch Financial Advisor or securities dealer submit your purchase order	Share purchase orders are effective on the date Federal Funds become available to the Trust. Generally, purchase orders placed through Merrill Lynch will be effective on the day the order is placed.

	Purchase by Wire	If you maintain an account directly with the Transfer Agent, you may purchase shares of the Trust by wiring Federal Funds to First Union National Bank of Florida. You should give your financial institution the following wire instructions: ABA#063000021, DDA#2112600061186, Financial Data Services, Inc. The wire should be identified as a payment to Merrill Lynch Ready Assets Trust and should include the shareholder’s name and account number. If your account is not held directly with the Transfer Agent, you should contact your Financial Advisor.

	Or contact the Transfer Agent	To purchase shares directly, call the Transfer Agent at 1-800-221-7210 and request a purchase application. Mail the completed purchase application to the Transfer Agent at the address on the inside back cover of this prospectus.

Add to Your Investment	Purchase additional shares	The minimum investment for additional purchases is $1,000 for all accounts except:

    • $100 for accounts advised by banks and registered investment advisers
    • $1 for retirement plans
(The minimums for additional purchases may be waived under certain circumstances.)

	Acquire additional shares through the automatic dividend reinvestment plan	All dividends are automatically reinvested without a sales charge. If you want to receive your dividends in cash you may enroll in the Accrued Monthly Payout Plan.

	Participate in the automatic investment plan	If you maintain an account directly with the Transfer Agent, you may invest a specific amount ($50 minimum) on a periodic basis through certain Merrill Lynch investment or central asset accounts. If your account is not held directly with the Transfer Agent, you should contact your Financial Advisor.

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If You Want To	Your Choices	Information Important for You to Know

Transfer Shares to Another Securities Dealer	Transfer to a participating securities dealer	You may transfer your Trust shares only to another securities dealer that has entered into an agreement with Merrill Lynch. Certain shareholder services may not be available for the transferred shares. You may only purchase additional shares of funds previously owned before the transfer. All future trading of these assets must be coordinated by the receiving firm.

	Transfer to a non-participating securities dealer	You must either: • Transfer your shares to an account with the Transfer Agent; or • Sell your shares.

Sell Your Shares	Have your Merrill Lynch Financial Advisor or securities dealer submit your sales order	The price of your shares will be the net asset value calculated after your order is placed. For your redemption request to be priced at the net asset value on the day of your request, you must submit your request to your dealer prior to the determination of net asset value of the Trust (generally 4:00 p.m. Eastern time). Any redemption request placed by a dealer after that time will be priced at the net asset value at the close of business on the next business day.

Securities dealers, including Merrill Lynch, may charge a fee to process a redemption of shares.

The Trust may reject an order to sell shares under certain circumstances.

Sell through the Transfer Agent	You may sell shares held at the Transfer Agent by writing to the Transfer Agent at the address on the inside back cover of this prospectus. All shareholders on the account must sign the letter. A signature guarantee will generally be required but may be waived in certain limited circumstances. You can obtain a signature guarantee from a bank, securities dealer, securities broker, credit union, savings and loan association, national securities exchange or registered securities association. A notary public seal will not be acceptable. The Transfer Agent will normally mail redemption proceeds within seven days following receipt of a properly completed request. If you make a redemption request before the Trust has collected payment for the purchase of shares, the Trust or the Transfer Agent may delay mailing your proceeds. This delay will usually not exceed ten days.

Check with the Transfer Agent or your Merrill Lynch Financial Advisor for details.

You may also sell shares held at the Transfer Agent by telephone request if the amount being sold is less than $50,000 and if certain other conditions are met. Contact the Transfer Agent at 1-800-221-7210 for details.

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If You Want To	Your Choices	Information Important for You to Know

Sell Your Shares (continued)	Redemption by check	You may redeem shares by check in an amount not less than $500. You may request checks from the Transfer Agent. These checks can be made payable to any person, except that they may not be used to buy securities in transactions with Merrill Lynch. The person to whom the check is made payable may cash or deposit it like any check, drawn on any bank. You will continue to earn daily dividends until the day prior to the day the check clears. You will be subject to the rules and regulations governing such checking accounts including the right of the Transfer Agent not to honor checks exceeding the value of your account. The Trust or the Transfer Agent may modify or terminate the redemption by check privilege on 30 days’ notice.

Federal Funds Redemption	If you maintain an account directly with the Transfer Agent, you may arrange to have redemption proceeds of $5,000 or more wired in Federal Funds to a pre-designated bank account. The application designating the bank must be signature guaranteed. The redemption request may be made by telephone, wire or letter to the Transfer Agent. If your redemption request is made prior to the determination of net asset value of the Trust (generally 4:00 p.m. Eastern time), redemption proceeds will be wired to your pre-designated bank account on the next business day. If your account is not held directly with the Transfer Agent, you should contact your Financial Advisor.

Securities dealers, including Merrill Lynch, may charge a fee to process a Federal Funds redemption.

	Automatic Redemption	If you maintain other securities accounts with Merrill Lynch (other than margin accounts), Merrill Lynch may utilize its automatic redemption procedure to satisfy amounts you may owe either as a result of account fees and expenses or as a result of purchases or other transactions in those securities accounts. Unless you notify Merrill Lynch to the contrary, your securities account will be scanned each day prior to the determination of net asset value of the Trust (generally, 4:00 p.m. Eastern time) and, after application of any cash balances in the account, a sufficient number of Trust shares may be reduced to satisfy any amounts you may owe Merrill Lynch. Such redemption will be made the day before payment is due, and Merrill Lynch will receive redemption proceeds on the day following such redemption. Except under certain circumstances, you will receive all dividends declared and reinvested through the date of redemption.

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If You Want To	Your Choices	Information Important for You to Know

Sell Shares Systematically	Participate in the Trust’s Systematic Withdrawal Plan	If you maintain an account directly with the Transfer Agent, you can choose to receive systematic payments from your Trust account on a monthly or quarterly basis. Contact the Transfer Agent at the telephone number on the inside back cover of this prospectus for an application. If your account is not held directly with the Transfer Agent, you should contact your Financial Advisor.

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Net Asset Value — the market value of the Trust’s total assets after deducting liabilities, divided by the number of shares outstanding.

Dividends — ordinary income and capital gains paid to shareholders. Dividends may be reinvested in additional Trust shares as they are paid.

HOW SHARES ARE PRICED

When you buy shares, you pay the net asset value (normally $1.00 per share) without a sales charge. The “penny-rounding” method is used in calculating net asset value, meaning that the calculation is rounded to the nearest whole cent. This is the offering price. Shares are also redeemed at their net asset value. The Trust calculates its net asset value each day the New York Stock Exchange is open, as of the close of business on the Exchange (generally, 4:00 p.m., Eastern time) or, on days when the New York Stock Exchange is closed but New York banks are open, at 4:00 p.m., Eastern time. The net asset value used in determining your share price is the one calculated after your purchase or redemption order becomes effective. Share purchase orders are effective on the date Federal Funds become available to the Trust.

DIVIDENDS AND TAXES

Dividends of ordinary income are declared daily and reinvested monthly in the form of additional shares at net asset value. Shares purchased will begin accruing dividends on the day following the date of purchase. Dividends that are declared but unpaid will remain in the gross assets of the Trust and will therefore continue to earn income for the Trust’s shareholders. Shareholders will receive statements monthly or quarterly as to such reinvestments. Shareholders redeeming their holdings will receive all dividends declared and reinvested through the date of redemption, except where they request a transaction that settles on a same-day basis. In that case, unless otherwise requested, shareholders will receive all dividends declared and reinvested through the date immediately preceding the date of redemption. Dividends of capital gains, if any, will be paid to shareholders at least annually. It is expected that ordinary income will comprise most of the Trust’s distributions. Capital gains paid by the Trust, if any, may be taxable to you at different rates, depending, in part, on how long the Trust has held the assets sold.

You will pay tax on dividends from the Trust whether you receive them in cash or additional shares. If you redeem Trust shares, you will generally be treated as having sold your shares and any gain on the transaction may be subject to tax. Capital gain dividends are generally taxed at different rates than ordinary income dividends.

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If the value of assets held by the Trust declines, the Trustees may authorize a reduction in the number of outstanding shares in shareholders’ accounts so as to preserve a net asset value of $1.00 per share. After such a reduction, the basis of your eliminated shares would be added to the basis of your remaining Trust shares, and you could recognize a capital loss if you disposed of your shares at that time. Dividends from the Trust, including dividends reinvested in additional shares of the Trust, will nonetheless be fully taxable, even if the number of shares in your account has been reduced as described above.

If you are neither a lawful permanent resident nor a citizen of the United States or if you are a foreign entity, the Trust’s ordinary income dividends (which include distributions of the excess of net short-term capital gains over net long-term capital losses) will generally be subject to a 30% U.S. withholding tax, unless a lower treaty rate applies.

Interest received by the Trust may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

By law, your dividends and redemption proceeds will be subject to a withholding tax if you have not provided a taxpayer identification number or social security number or if the number you have provided is incorrect.

This section summarizes some of the consequences under current Federal tax law of an investment in the Trust. It is not a substitute for personal tax advice. Consult your personal tax adviser about the potential tax consequences of an investment in the Trust under all applicable tax laws.

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MERRILL LYNCH INVESTMENT MANAGERS

Merrill Lynch Investment Managers, the Trust’s Manager, manages the Trust’s investments and its business operations under the overall supervision of the Trust’s Board of Trustees. The Manager has the responsibility for making all investment decisions for the Trust. The Trust pays the Manager a fee at the annual rate of 0.500% of the Trust’s average daily net assets not exceeding $500 million; 0.400% of the average daily net assets exceeding $500 million but not exceeding $1 billion; 0.350% of the average daily net assets exceeding $1 billion but not exceeding $5 billion; 0.325% of the average daily net assets exceeding $5 billion but not exceeding $10 billion; 0.300% of the average daily net assets exceeding $10 billion but not exceeding $15 billion; 0.275% of the average daily net assets exceeding $15 billion but not exceeding $20 billion; and 0.250% of the average daily net assets exceeding $20 billion.

Merrill Lynch Investment Managers was organized as an investment adviser in 1976 and offers investment advisory services to more than 50 registered investment companies. Merrill Lynch Investment Managers and its affiliates had approximately $515 billion in investment company and other portfolio assets under management as of February 2002.

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FINANCIAL HIGHLIGHTS

The Financial Highlights table is intended to help you understand the Trust’s financial performance for the past five years. Certain information reflects financial results for a single Trust share. The total returns in the table represent the rate an investor would have earned or lost on an investment in the Trust (assuming reinvestment of all dividends). The information has been audited by Deloitte & Touche LLP, whose report, along with the Trust’s financial statements, is included in the Trust’s Annual Report, which is available upon request.

	For the Year Ended December 31,
Increase (Decrease) in
Net Asset Value:	2001	2000	1999	1998	1997

Per Share Operating Performance:

Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Investment income — net	.0381	.0582	.0464	.0497	.0503

Realized and unrealized gain (loss) on investments — net	.0015	.0008	(.0007)	.0003	.0001

Total from investment operations	.0396	.0590	.0457	.0500	.0504

Less dividends and distributions:
Investment income — net	(.0381)	(.0582)	(.0464)	(.0497)	(.0503)
Realized gain on investments — net	(.0002)	—	—†	(.0002)	—†

Total dividends and distributions	(.0383)	(.0582)	(.0464)	(.0499)	(.0503)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total investment return	3.81%	6.00%	4.74%	5.11%	5.16%

Ratios to Average Net Assets:

Expenses	.63%	.63%	.64%	.65%	.65%

Investment income and realized gain on investments — net	3.82%	5.80%	4.64%	5.01%	5.03%

Supplemental Data:

Net assets, end of year (in thousands)	$6,003,955	$5,845,780	$6,231,946	$7,173,713	$6,946,667

†	Amount is less than $.0001 per share.

MERRILL LYNCH READY ASSETS TRUST
19

MERRILL LYNCH READY ASSETS TRUST

For More Information

Shareholder Reports

Additional information about the Trust’s investments is available in the Trust’s annual and semi-annual reports to shareholders. You may obtain these reports at no cost by calling 1-800-MER-FUND.

The Trust will send you one copy of each shareholder report and certain other mailings, regardless of the number of Trust accounts you have. To receive separate shareholder reports for each account, call your Merrill Lynch Financial Advisor or write to the Transfer Agent at its mailing address. Include your name, address, tax identification number and Merrill Lynch brokerage or mutual fund account number. If you have any questions, please call your Merrill Lynch Financial Advisor, or call the Transfer Agent at 1-800-221-7210.

Statement of Additional Information

The Trust’s Statement of Additional Information contains further information about the Trust and is incorporated by reference (legally considered to be part of this Prospectus). You may request a free copy by writing the Trust at Financial Data Services, Inc., P.O. Box 45290, Jacksonville, Florida 32232-5290 or by calling 1-800-MER-FUND.

Contact your Merrill Lynch Financial Advisor or contact the Trust, at the telephone number or address indicated above, if you have any questions.

Information about the Trust (including the Statement of Additional Information) can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-202-942-8090 for information on the operation of the Public Reference Room. This information is also available on the SEC’s Internet site at http://www.sec.gov and copies may be obtained upon payment of a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Public Reference Section of the SEC, Washington, D.C. 20549-0102.

You should rely only on the information contained in this prospectus. No one is authorized to provide you with information that is different from the information contained in this prospectus.

Investment Company Act file #811-2556

Code #10053-0402
© Merrill Lynch Investment Managers, L.P.
   Investment Managers
Prospectus
April 24, 2002

Merrill Lynch Ready Assets Trust

This Prospectus contains information you should know before investing, including information about risks. Please read it before you invest and keep it for future reference.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

www.mlim.ml.com

STATEMENT OF ADDITIONAL INFORMATION

Merrill Lynch Ready Assets Trust

P.O. Box 9011, Princeton, New Jersey 08543-9011 • Phone No. (609) 282-2800

      Merrill Lynch Ready Assets Trust (the “Trust”) is a no-load money market fund, organized as a Massachusetts business trust that seeks current income, preservation of capital and liquidity available from investing in a diversified portfolio of short-term money market securities. Portfolio securities principally consist of short-term U.S. Government securities, U.S. Government agency securities, bank money instruments, corporate debt instruments, including commercial paper and variable amount master demand notes, and repurchase and reverse repurchase agreements. The Trust shares common goals with those investors who seek to put reserve assets to work in an income producing and prudent manner and to make those assets readily available without penalty. There can be no assurance that the investment objective of the Trust will be realized. The Trust pays Merrill Lynch, Pierce, Fenner & Smith Incorporated (“Merrill Lynch”) a distribution fee for providing certain services in connection with the distribution of Trust shares. See “Purchase of Shares.” For more information on the Trust’s investment objective and policies, see “Investment Objective and Policies.”

      This Statement of Additional Information of the Trust is not a prospectus and should be read in conjunction with the Prospectus of the Trust, dated April 24, 2002 (the “Prospectus”), which has been filed with the Securities and Exchange Commission (the “Commission”) and can be obtained, without charge, by calling 1-800-221-7210 or by writing to the Trust at the above address. The Prospectus is incorporated by reference into this Statement of Additional Information, and this Statement of Additional Information is incorporated by reference into the Prospectus. The Trust’s audited financial statements are incorporated in this Statement of Additional Information by reference to its 2000 Annual Report. You may request a copy of the Annual Report at no charge by calling 1-800-637-3863 between 8:00 a.m. and 8:00 p.m. Eastern time on any business day.

Merrill Lynch Investment Managers — Manager

FAM Distributors, Inc. — Distributor

The date of this Statement of Additional Information is April 24, 2002.

INVESTMENT OBJECTIVE AND POLICIES

      The investment objective of the Trust is to seek current income, preservation of capital and liquidity available from investing in a diversified portfolio of short-term money market securities. The investment objective is a fundamental policy of the Trust that may not be changed without a vote of the majority of the outstanding shares of the Trust. Reference is made to “How the Trust Invests” and “Investment Risks” in the Prospectus. The Trust is classified as a diversified fund under the Investment Company Act of 1940, as amended (the “Investment Company Act”).

      The Trust’s investments in short-term “Government Securities” (as defined in Commission regulations) will be in instruments with a remaining maturity of 762 days (25 months) or less. The Trust’s other investments will be in instruments with a remaining maturity of 397 days (13 months) or less that have received a short-term rating, or that have been issued by issuers that have received a short-term rating with respect to a class of debt obligations that are comparable in priority and security with the instruments, from the requisite nationally recognized statistical rating organizations (“NRSROs”) in one of the two highest short-term rating categories or, if neither the instrument nor its issuer is so rated, will be of comparable quality as determined by the Trustees of the Trust (or by Merrill Lynch Investment Managers, L.P. (the “Manager” or “MLIM”) pursuant to delegated authority). Currently, there are three NRSROs: Fitch, Inc., Moody’s Investors Service, Inc. and Standard & Poor’s. The Trust will determine the remaining maturity of its investments in accordance with Commission regulations. The dollar-weighted average maturity of the Trust’s portfolio will not exceed 90 days. During the Trust’s fiscal year ended December 31, 2001, the average maturity of its portfolio ranged from 60 days to 84 days.

      Investment in Trust shares offers several potential benefits. The Trust seeks to provide as high a yield potential as is available through investment in short-term money market securities utilizing professional money market management, block purchases of securities and yield improvement techniques. It provides high liquidity because of its redemption features and seeks the reduced risk that generally results from diversification of assets. There can be no assurance that the investment objective of the Trust will be realized. Certain expenses are borne by investors, including advisory and management fees, administrative costs and operational costs.

      In managing the Trust, the Manager will employ a number of professional money management techniques, including varying the composition of investments and the average maturity of the portfolio based on its assessment of the relative values of the various securities and future interest rate patterns. These assessments will respond to changing economic and money market conditions and to shifts in fiscal and monetary policy.

      The following is a description of some of the types of money market securities in which the Trust may invest:

      U.S. Government Securities. Marketable securities issued by or guaranteed as to principal and interest by the U.S. Government and supported by the full faith and credit of the United States.

      U.S. Government Agency Securities. Debt securities issued by U.S. Government-sponsored enterprises, Federal agencies and certain international institutions that are not direct obligations of the United States but involve U.S. Government sponsorship or guarantees by U.S. Government agencies or enterprises. The U.S. Government is not obligated to provide financial support to these instrumentalities.

      Bank Money Instruments. The Trust may invest in U.S. dollar-denominated obligations of U.S. and foreign depository institutions, including commercial and savings banks, savings and loan associations, and other institutions. Such obligations include but are not limited to certificates of deposit, bankers’ acceptances, time deposits, bank notes and deposit notes. For example, the obligations may be issued by U.S. or foreign depository institutions, foreign branches or subsidiaries of U.S. depository institutions (“Eurodollar” obligations), U.S. branches or subsidiaries of foreign depository institutions (“Yankeedollar” obligations) or foreign branches or subsidiaries of foreign depository institutions. Eurodollar and Yankeedollar obligations and obligations of branches or subsidiaries of foreign depository institutions may be general obligations of the parent bank or may be limited to the issuing branch or subsidiary by the terms of the specific obligations or by government regulation. Investments in obligations of foreign depository institutions and their foreign branches and subsidiaries will only be made if determined to be of comparable quality to other investments permissible for the

Trust. The Trust will not invest more than 25% of its total assets (taken at market value at the time of each investment) in obligations of foreign depository institutions and their foreign branches and subsidiaries or in obligations of foreign branches or subsidiaries of U.S. depository institutions that are not backed by the U.S. parent. The Trust treats bank money instruments issued by U.S. branches or subsidiaries of foreign banks as obligations issued by domestic banks (not subject to the 25% limitation) if the branch or subsidiary is subject to the same bank regulation as U.S. banks.

      Obligations of foreign depository institutions, their branches and subsidiaries, and Eurodollar and Yankeedollar obligations may involve investment risks additional to the risks of obligations of U.S. institutions. Such investment risks include adverse political and economic developments, the possible imposition of withholding taxes on interest income payable on such obligations, the possible seizure or nationalization of foreign deposits and the possible establishment of exchange controls or other foreign governmental laws or restrictions that might adversely affect the payment of principal and the payment of interest. Generally, the issuers of such obligations are subject to fewer regulatory requirements than are applicable to U.S. banks. Foreign depository institutions, their branches or subsidiaries, and foreign branches or subsidiaries of U.S. banks may be subject to less stringent reserve requirements than U.S. banks. U.S. branches or subsidiaries of foreign banks are subject to the reserve requirements of the state in which they are located. There may be less publicly available information about a foreign bank or a branch or subsidiary of a foreign bank than about a U.S. institution, and such branches or subsidiaries may not be subject to the same accounting, auditing and financial record keeping standards and requirements as U.S. banks. Evidence of ownership of foreign depository and Eurodollar obligations may be held outside of the United States and the Trust may be subject to the risks associated with the holding of such property overseas. Foreign depository and Eurodollar obligations of the Trust held overseas will be held by foreign branches of the Custodian for the Trust’s portfolio securities or by other U.S. or foreign banks under subcustodian arrangements complying with the requirements of the Investment Company Act. The Manager will consider the above factors in making investments in foreign depository, Eurodollar and Yankeedollar obligations and will not knowingly purchase obligations which, at the time of purchase, are subject to exchange controls or withholding taxes. Generally, the Trust will limit its foreign depository and Yankeedollar investments to obligations of banks organized in Canada, France, Germany, Japan, the Netherlands, Switzerland, the United Kingdom and other industrialized nations. As discussed in the Prospectus, the Trust may also invest in U.S. dollar-denominated commercial paper and other short-term obligations issued by foreign entities. Such investments are subject to quality standards similar to those applicable to investments in comparable obligations of domestic issuers. Investments in foreign entities generally involve the same risks as those described above in connection with investments in Eurodollar and Yankeedollar obligations and obligations of foreign depository institutions and their foreign branches and subsidiaries.

      Bank money instruments in which the Trust invests must be issued by depository institutions with total assets of at least $1 billion, except that up to 10% of the Trust’s total assets (taken at market value) may be invested in certificates of deposit of smaller institutions if such certificates of deposit are Federally insured.

      Commercial Paper and Other Short-term Obligations. Commercial paper (including variable amount master demand notes and funding agreements), which refers to short-term, unsecured promissory notes issued by corporations, partnerships, trusts, and other entities to finance short-term credit needs, and non-convertible debt securities (e.g., bonds and debentures) with no more than 397 days (13 months) remaining to maturity at the date of purchase. Short-term obligations issued by trusts, corporations, partnerships or other entities include, but are not limited to, mortgage- or asset-backed instruments, such as pass-through certificates representing participations in, or bonds and notes backed by, pools of mortgages; automobile, manufactured housing or other types of consumer loans; credit card or trade receivables; or pools of mortgage-or asset-backed securities.

      Foreign Short-term Debt Instruments. The Trust may also invest in U.S. dollar-denominated commercial paper and other short-term obligations issued by foreign entities. Such investments are subject to quality standards similar to those applicable to investments in comparable obligations of domestic issuers. Investments in foreign entities in general involve the same risks as those described above in connection with investments in Eurodollar and Yankeedollar obligations and obligations of foreign depository institutions and their foreign branches and subsidiaries.

      The following is a description of other types of investments or investment practices in which the Trust may invest or engage:

      Repurchase Agreements; Purchase and Sale Contracts. The Trust may invest in repurchase agreements or purchase and sale contracts involving the money market securities described above. Under such agreements, the counterparty agrees, on entering into the contract, to repurchase the security at a mutually agreed-upon time and price, thereby determining the yield during the term of the agreement. This results in a fixed rate of return insulated from market fluctuations during such period. Such agreements usually cover short periods, such as under one week. Repurchase agreements may be construed to be collateralized loans by the purchaser to the seller secured by the securities transferred to the purchaser. In the case of a repurchase agreement, the Trust will require the seller to provide additional collateral if the market value of the securities falls below the repurchase price at any time during the term of the repurchase agreement; the Trust does not have the right to seek additional collateral in the case of purchase and sale contracts. In the event of default by the seller under a repurchase agreement construed to be a collateralized loan, the underlying securities are not owned by the Trust but only constitute collateral for the seller’s obligation to pay the repurchase price. Therefore, the Trust may suffer time delays and incur costs or possible losses in connection with the disposition of the collateral. A purchase and sale contract differs from a repurchase agreement in that the contract arrangements stipulate that the securities are owned by the Trust. In the event of a default under such a repurchase agreement or under a purchase and sale contract, instead of the contractual fixed rate of return, the rate of return to the Trust shall be dependent on intervening fluctuations of the market value of such security and the accrued interest on the security. In such event, the Trust would have rights against the seller for breach of contract with respect to any losses arising from market fluctuations following the failure of the seller to perform.

      Reverse Repurchase Agreements. The Trust may enter into reverse repurchase agreements which involve the sale of money market securities held by the Trust, with an agreement to repurchase the securities at an agreed-upon price, date and interest payment. During the time a reverse repurchase agreement is outstanding, the Trust will maintain a segregated custodial account containing U.S. Government or other appropriate high-grade debt securities having a value equal to the repurchase price.

      Securities Lending. The Trust may lend securities from its portfolio with a value not exceeding 33 1/3% of its total assets to banks, brokers and other financial institutions. In return, the Trust receives collateral in cash or securities issued or guaranteed by the U.S. Government, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. The Trust receives the income on the loaned securities. Where the Trust receives securities as collateral, the Trust receives a fee for its loan from the borrower. Where the Trust receives cash collateral, it may invest such collateral and retain the amount earned, net of any amount rebated to the borrower. As a result, the Trust’s yield may increase. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. The Trust may pay reasonable finder’s, lending agent, administrative and custodial fees in connection with its loans. In the event that the borrower defaults on its obligation to return borrowed securities because of insolvency or for any other reason, the Trust could experience delays and costs in gaining access to the collateral. The Trust also could suffer a loss in the event of losses on investments made with cash collateral or, in the event of borrower default, where the value of the collateral falls below the market value of the borrowed securities. The Trust has received an exemptive order from the Commission permitting it to lend portfolio securities to Merrill Lynch or its affiliates and to retain an affiliate of the Trust as lending agent. See “Portfolio Transactions and Brokerage.”

      Forward Commitments. The Trust may purchase or sell money market securities on a forward commitment basis at fixed purchase terms. The purchase or sale will be recorded on the date the Trust enters into the commitment, and the value of the security will thereafter be reflected in the calculation of the Trust’s net asset value. The value of the security on the delivery date may be more or less than its purchase price. A separate account of the Trust will be established with its custodian consisting of cash or liquid money market securities having a market value at all times at least equal to the amount of the forward purchase commitment. Although the Trust generally will enter into forward commitments with the intention of acquiring securities for its portfolio, the Trust may dispose of a commitment prior to settlement if the Manager deems it appropriate to do so.

      There can be no assurance that a security purchased or sold through a forward commitment will be delivered. The value of securities in these transactions on the delivery date may be more or less than the Trust’s purchase price. The Trust may bear the risk of a decline in the value of the security in these transactions and may not benefit from an appreciation in the value of the security during the commitment period.

      Preservation of capital is a prime investment objective of the Trust, and while the types of money market securities in which the Trust invests generally are considered to have low principal risk, such securities are not completely risk free. There is a risk of the failure of issuers to meet their principal and interest obligations. With respect to repurchase agreements, purchase and sale contracts, reverse repurchase agreements and the lending of portfolio securities by the Trust, there is also the risk of the failure of the parties involved to repurchase at the agreed-upon price or to return the securities involved in such transactions, in which event the Trust may suffer time delays and incur costs or possible losses in connection with such transactions.

      A Commission regulation ordinarily limits investments by the Trust in securities issued by any one issuer (other than the U.S. Government, its agencies or instrumentalities) to not more than 5% of its total assets, or in the event that such securities do not have the highest rating, not more than 1% of its total assets. In addition, such regulation requires that not more than 5% of the Trust’s total assets be invested in securities that do not have the highest rating.

      Investment Restrictions. The Trust has adopted a number of fundamental and non-fundamental investment restrictions and policies relating to the investment of its assets and its activities. The fundamental policies set forth below may not be changed without the approval of the holders of a majority of the Trust’s outstanding voting securities as defined in the Investment Company Act (which for this purpose means the lesser of (i) 67% of the shares represented at a meeting at which more than 50% of the outstanding shares are represented or (ii) more than 50% of the outstanding shares) under the fundamental restrictions the Trust may not:

(1) Issue senior securities to the extent such issuance would violate applicable law.

(2) Borrow money, except that (i) the Trust may borrow from banks (as defined in the Investment Company Act) in amounts up to 33 1/3% of its total assets (including the amount borrowed), (ii) the Trust may borrow up to an additional 5% of its total assets for temporary purposes, (iii) the Trust may obtain such short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities, and (iv) the Trust may purchase securities on margin to the extent permitted by applicable law. These restrictions on borrowing shall not apply to reverse repurchase agreements as described in the Prospectus and Statement of Additional Information. The Trust may not pledge its assets other than to secure such borrowings or to the extent permitted by the Trust’s investment policies as set forth in its Prospectus and Statement of Additional Information, as they may be amended from time to time, in connection with hedging transactions, short sales, when-issued, reverse repurchase and forward commitment transactions and similar investment strategies.

(3) Underwrite securities of other issuers except insofar as the Trust may be deemed an underwriter under the Securities Act of 1933 (the “Securities Act”) in selling portfolio securities.

(4) Invest more than 25% of its total assets, taken at market value, in the securities of issuers in any particular industry (excluding securities issued by the U.S. Government and its agencies and instrumentalities, and instruments issued by domestic banks).

(5) Purchase or sell real estate, except that, to the extent permitted by applicable law, the Trust may invest in securities directly or indirectly secured by real estate or interests therein or issued by companies which invest in real estate or interests therein.

(6) Purchase or sell commodities or contracts on commodities, except to the extent that the Trust may do so in accordance with applicable law and the Trust’s Prospectus and Statement of Additional Information, as they may be amended from time to time, and without registering as a commodity pool operator under the Commodity Exchange Act.

(7) Make loans to other persons, except that the acquisition of bonds, debentures or other debt securities and investment in government obligations, commercial paper, pass-through instruments, certificates of deposit, bankers’ acceptances, repurchase agreements or any similar instruments shall not be deemed to be the making of a loan, and except further that the Trust may lend its portfolio securities, provided that the lending of portfolio securities may be made only in accordance with applicable law and the guidelines set forth in the Trust’s Prospectus and Statement of Additional Information, as they may be amended from time to time.

(8) Make any investment inconsistent with the Trust’s classification as a diversified company under the Investment Company Act.

      Under the Trust’s non-fundamental investment restrictions, which may be changed by the Board of Trustees without shareholder approval, the Trust may not:

a. Purchase any securities on margin, except for the use of short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities.

b. Make short sales of securities or maintain a short position.

c. Write, purchase or sell puts, calls or combinations thereof.

      Subject to fundamental investment restriction (7) above, the Trust may from time to time lend securities from its portfolio to brokers, dealers and financial institutions and receive collateral in cash or securities issued or guaranteed by the U.S. Government which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. Such cash collateral will be invested in short-term securities, the income from which will increase the return to the Trust. Such cash collateral will be invested in short-term securities, the income from which will increase the return to the Trust. Such loans will be terminable at any time. The Trust will have the right to regain record ownership of loaned securities to exercise beneficial rights. The Trust may pay reasonable fees in connection with the arranging of such loans.

      Subject to the supervision of the Board of Trustees, the Manager is responsible for the actual management of the Trust’s portfolio and constantly reviews the Trust’s holdings in light of its own research analysis and that from other relevant sources. The responsibility for making decisions to buy, sell or hold a particular security rests with the Manager. The Manager performs certain of the other administrative services and provides all of the office space, facilities, equipment and necessary personnel for portfolio management of the Trust.

MANAGEMENT OF THE TRUST

Trustees and Officers

      The Board of Trustees of the Trust consists of five individuals, four of whom are not “interested persons” of the Trust as defined in the Investment Company Act (the “non-interested Trustees”). The Trustees are responsible for the overall supervision of the operations of the Trust and perform the various duties imposed on the directors of investment companies by the Investment Company Act.

      Each non-interested Trustee is a member of the Trust’s Audit and Nominating Committee (the “Committee”). The principal responsibilities of the Committee are to; (i) recommend to the Board the selection, retention or termination of the Trust’s independent auditors; (ii) review with the independent auditors the scope, performance and anticipated cost of their audit; (iii) discuss with the independent auditors certain matters relating to the Trust’s financial statements, including any adjustment to such financial statements recommended by such independent auditors, or any other results of any audit; (iv) ensure that the independent auditors submit on a periodic basis a formal written statement with respect to their independence, discuss with the independent auditors any relationships or services disclosed in the statement that may impact the objectivity and independence of the Trust’s independent auditors and recommend that the Board take appropriate action in response thereto to satisfy itself of the independent auditor’s independence; and (v) consider the comments of the independent auditors and management’s responses thereto with respect to the quality and adequacy of the Trust’s accounting and financial reporting policies and practices and internal controls. The Board of the Trust has adopted a written charter for the Committee. The Committee also reviews and nominates candidates to serve as non-interested Trustees. The Committee has retained independent legal counsel to assist them in connection with these duties.

      Biographical Information. Certain biographical and other information relating to the non-interested Trustees of the Trust is set forth below, including their ages, their principal occupations for at least the last five years, the length of time served, the total number of portfolios overseen in the complex of funds advised by the Manager and its affiliate. Fund Asset Management, L.P. (“FAM”), (“MLIM/FAM-advised Funds”) and other public directorships:

Number of
		Term of		MLIM/FAM-
	Position(s)	Office*		Advised Funds
	Held with	and Length of	Principal Occupation(s)	and Portfolios	Public
Name, Address and Age	the Trust	Time Served	During Past Five Years	Overseen	Directorships

DONALD W. BURTON (58) South Atlantic Capital, Inc. 614 West Bay Street Tampa, Florida 33606	Trustee	Trustee since 2002	General Partner of The Burton Partnership, Limited Partnership (an Investment Partnership) since 1979; Managing General Partner of The South Atlantic Venture Funds since 1983; Member of the Investment Advisory Committee of the Florida State Board of Administration since 2001.	26 registered investment companies consisting of 51 portfolios	ITC DeltaCom, Inc. (telecommunications); ITC Holding Company, Inc. (telecommunications); Knology, Inc. (telecommunications); MainBancorp, N.A. (bank holding company); PriCare, Inc. (health care); Symbion, Inc. (health care).
M. COLYER CRUM (69) 104 Westcliff Road Weston, MA 02493-1410	Trustee	Trustee since 1981	James R. Williston Professor of Investment Management Emeritus, Harvard Business School since 1996; James R. Williston Professor of Investment Management, Harvard Business School, from 1971 to 1996.	26 registered investment companies consisting of 51 portfolios	Cambridge Bancorp
LAURIE SIMON HODRICK (39) 809 Uris Hall 3022 Broadway New York, NY 10027	Trustee	Trustee since 1999	Professor of Finance and Economics, Graduate School of Business, Columbia University since 1998; Associate Professor of Finance and Economics, Graduate School of Business, Columbia University from 1996 to 1998; Associate Professor of Finance, J.L. Kellogg Graduate School of Management, Northwestern University from 1992 to 1996.	26 registered investment companies consisting of 51 portfolios	None
J. THOMAS TOUCHTON (63) One Tampa City Center Suite 3405 201 North Franklin Street Tampa, FL 33062	Trustee	Trustee since 1977	Managing Partner of The Witt-Touchton Company and its predecessor, The Witt Co. (a private investment partnership), since 1972; Trustee Emeritus of Washington and Lee University.	26 registered investment companies consisting of 51 portfolios	TECO Enery Inc. (electric utility holding company)
FRED G. WEISS (60) 16450 Maddalena Place Delray Beach, FL 33446	Trustee	Trustee since 1998	Managing Director of FGW Associates since 1997; Vice President, Planning Investment and Development of Warner Lambert Co. from 1979 to 1997; Director of BTG International PLC (a global technology commercialisation company) since 2001; Director of the Michael J. Fox Foundation for Parkinson’s Research.	26 registered investment companies consisting of 51 portfolios	Watson Pharmaceutical Inc. (pharmaceutical company)

*	Each Trustee serves until his or her successor is elected and qualified, or until his or her death or resignation, or removal as provided in the Trust’s by-laws or charter or by statute, or until December 31 of the year in which he or she turns 72.

      Certain biographical and other information relating to the Trustee who is an “interested person” of the Trust is defined in the Investment Company Act (the “Interested Trustee”) and to the other officers of the Trust is set forth below, including their ages, their principal occupations for at least the last five years, the length of time served, the total number of portoflios overseen in MLIM/FAM-advised Funds and public directorships held;

Number of
		Term of		MLIM/FAM-
	Position(s)	Office*		Advised Funds
	Held with	and Length of	Principal Occupation(s)	and Portfolios	Public
Name, Address and Age	the Trust	Time Served	During Past Five Years	Overseen	Directorships

TERRY K. GLENN* (61) P.O. Box 9011 Princeton, New Jersey 08543-9011	President and Trustee	President since 1999** and Trustee since 1999***	Chairman (Americas Region) of the Manager since 2000; Executive Vice President of the Manager and FAM (which terms as used herein include their corporate predecessors) since 1983; President of Merrill Lynch Mutual Funds since 1999; President of FAM Distributors, Inc. (“FAMD” or the “Distributor”) since 1986 and Director thereof since 1991; Executive Vice President and Director of Princeton Services, Inc. (“Princeton Services”) since 1993; President of Princeton Administrators, L.P. since 1988; Director of Financial Data Services, Inc. since 1985.	127 registered investment companies consisting of 184 portfolios	None
DONALD C. BURKE (41) P.O. Box 9011 Princeton, New Jersey 08543-9011	Vice President and Treasurer	Vice President since 1993 and Treasurer since 1999**	First Vice President of the Manager and FAM since 1997 and the Treasurer thereof since 1999; Senior Vice President and Treasurer of Princeton Services since 1999; Vice President of FAMD since 1999; Vice President of the Manger and FAM from 1990 to 1997; Director of Taxation of the Manager since 1990.	128 registered investment companies consisting of 185 portfolios	None
KEVIN J. MCKENNA (45) P.O. Box 9011 Princeton, New Jersey 08543-9011	Senior Vice President	Senior Vice President since 1997**	First Vice President of the Manager since 1997, Vice President of the Manager from 1985 to 1997.	4 registered investment companies consisting of 4 portfolios	None
DONALDO S. BENITO (56) P.O. Box 9011 Princeton, New Jersey 08543-9011	Vice President and Portfolio Manager	Vice President and Portfolio Manager since 1998**	First Vice President of the Manager and FAM since 1985.	2 registered investment companies consisting of 2 portfolios	None
PHILLIP S. GILLESPIE (38) P.O. Box 9011 Princeton, New Jersey 08543-9011	Secretary	Secretary since 2000**	First Vice President of the Manager since 2001; Director of the Manager since 2000; Vice President of the Manager from 1999 to 2000; Attorney associated with the Manager since 1998; Assistant General Counsel of Chancellor LGT Asset Management Inc. from 1997 to 1998; Senior Counsel and Attorney in the Division of Investment Management and the Office of General Counsel at the U.S. Securities and Exchange Commission from 1993 to 1997.	30 registered investment companies consisting of 62 portfolios	None

*	Mr. Glenn is a director, trustee or member of an advisory board of certain other investment companies for which FAM or MLIM acts as investment adviser. Mr. Glenn is an “interested person”, as defined in the Investment Company Act, of the Trust based on his positions as Chairman (Americas Region) and Executive Vice President of FAM and MLIM; President of FAMD; Executive Vice President of Princeton Services; and President of Princeton Administrators, L.P.

**	Elected by and serves at the pleasure of the Board of Trustees of the Trust.

***	Each Trustee serves until his or her successor is elected and qualified or until his or her death or resignation, or removal as provided in the Trust’s by-laws or charter or by statute, or until December 31 of the year in which he or she turns 72.

      Share Ownership. Information relating to each Trustee’s share ownership in the Trust and in all registered funds in the Merrill Lynch family of funds that are overseen by the respective Trustee (“Supervised Merrill Lynch Funds”) as of December 31, 2001 is set forth in the chart below.

		Aggregate Dollar Range
		of Securities in
	Aggregate	All Registered
	Dollar Range	Funds in Merrill Lynch
	of Equity	Family of Funds
Name	in the Trust	Overseen by Trustee

Interested Trustee:
Terry K. Glenn	None	over $	100,000
Non-Interested Trustees:
Donald W. Burton	None		None
M. Colyer Crum	None	over $	100,000
Laurie Simon Hodrick	None	over $	100,000
J. Thomas Touchton	None	over $	100,000
Fred G. Weiss	None	over $	100,000

      As of December 31, 2001, none of the non-interested Trustees of the Trust nor any of their immediate family members owned beneficially or of record any securities of Merrill Lynch & Co., Inc. (“ML & Co.”)

Compensation of Trustees

      The Trust pays each non-interested Trustee a fee of $6,000 per year plus $1,000 per in person Board meeting attended. The Trust also compensates each member of the Audit and Nominating Committee (the “Committee”), which consists of the non-interested Trustees, at a rate of $3,000 per year plus $1,000 per in person Committee meeting attended. The Trust pays the Chairman of the Committee an additional fee of $1,000 per year. The Trust reimburses each non-interested Trustee for his or her out-of-pocket expenses relating to attendance at Board and Committee meetings. The Committee met four times during the fiscal year ended December 31, 2001.

      The following table shows the compensation earned by the non-interested Trustees for the fiscal year ended December 31, 2001 and also the aggregate compensation paid to by all registered investment companies advised by the Manager and its affiliate, FAM (“MLIM/FAM-advised funds”), for the calendar year ended December 31, 2001.

					Aggregate
			Pension or	Estimated	Compensation from
	Position		Retirement Benefits	Annual	Trust and Other
	with	Compensation	Accrued as Part of	Benefits upon	MLIM/FAM-
Name	Trust	from Trust	Trust Expense	Retirement	Advised Funds

Donald W. Burton	Trustee	None**	None	None	None
M. Colyer Crum*	Trustee	$18,000	None	None	$215,500
Laurie Simon Hodrick	Trustee	$17,000	None	None	$195,000
J. Thomas Touchton	Trustee	$17,000	None	None	$195,000
Fred G. Weiss	Trustee	$17,000	None	None	$195,000

*	Chairman of the Committee.

**	Mr. Burton was elected a Trustee of the Trust and a Director/ Trustee of certain MLIM/FAM-advised funds on April 1, 2002.

      Trustees of the Trust may purchase shares of the Trust at net asset value.

Management and Advisory Arrangements

      Management Services. The Manager provides the Trust with investment advisory and management services. Subject to the supervision of the Board of Trustees, the Manager is responsible for the actual management of the Trust’s portfolio and constantly reviews the Trust’s holdings in light of its own research analysis and that from other relevant sources. The responsibility for making decisions to buy, sell or hold a particular security rests with the Manager. The Manager performs certain of the other administrative services and provides all the office space, facilities, equipment and necessary personnel for management of the Trust.

      Securities held by the Trust also may be held by, or be appropriate investments for, other funds or clients (collectively referred to as “clients”) for which the Manager or FAM acts as an adviser or by investment advisory clients of the Manager. Because of different objectives or other factors, a particular security may be bought for one or more clients when one or more clients are selling the same security. If purchases or sales of securities for the Trust or other advisory clients arise for consideration at or about the same time, transactions in such securities will be made, insofar as feasible, for the respective funds and clients in a manner deemed equitable to all. To the extent that transactions on behalf of more than one client of the Manager or its subsidiary during the same period may increase the demand for securities being purchased or the supply of securities being sold, there may be an adverse effect on price.

      Management Fee. The Trust has entered into a management agreement with the Manager (the “Management Agreement”), pursuant to which the Manager receives for its services to the Trust monthly compensation at the following annual rates:

Portion of average daily value of net assets:

Rate

Not exceeding $500 million	0.500%
In excess of $500 million but not exceeding $1 billion	0.400%
In excess of $1 billion but not exceeding $5 billion	0.350%
In excess of $5 billion but not exceeding $10 billion	0.325%
In excess of $10 billion but not exceeding $15 billion	0.300%
In excess of $15 billion but not exceeding $20 billion	0.275%
In excess of $20 billion	0.250%

      The table below sets forth information about the total management fees payable by the Trust to the Manager for the periods indicated.

Fiscal Year Ended December 31,	Management Fee

2001	$22,389,811
2000	$22,282,003
1999	$23,553,991

      Payment of Trust Expenses. The Management Agreement obligates the Manager to provide management services and to pay all compensation of and furnish office space for officers and employees of the Trust connected with investment and economic research, trading and investment management of the Trust, as well as the fees of all Trustees of the Trust who are affiliated persons of ML & Co. or any of its affiliates. The Trust pays all other expenses incurred in the operation of the Trust, including among other things: taxes, expenses for legal and auditing services, costs of preparing, printing and mailing, proxies, stock certificates, shareholder reports, prospectuses and statements of additional information, except to the extent paid by the Distributor; charges of the custodian and the transfer agent; expenses of redemption of shares; Commission fees; expenses of registering the shares under Federal and state securities laws; fees and expenses of unaffiliated Trustees; accounting and pricing costs (including the daily calculations of net asset value); insurance; interest; brokerage costs; litigation and other extraordinary or non-recurring expenses; and other expenses properly payable by the Trust. Certain accounting services are provided for the Trust by State Street Bank and Trust Company (“State Street”) pursuant to an agreement between State Street and the Trust. The Trust pays a fee for these services. In addition, the Trust reimburses the Manager for the cost of other accounting services.

      Organization of the Manager. The Manager is a limited partnership, the partners of which are ML & Co., a financial services holding company and the parent of Merrill Lynch, and Princeton Services. ML & Co. and Princeton Services are “controlling persons” of the Manager as defined under the Investment Company Act because of their ownership of its voting securities or their power to exercise a controlling influence over its management or policies.

      Duration and Termination. Unless earlier terminated as described herein, the Management Agreement will continue in effect from year to year if approved annually (a) by the Board of Trustees of the Trust or by a majority of the outstanding shares of the Trust and (b) by a majority of the Trustees who are not parties to such contract or interested persons (as defined in the Investment Company Act) of any such party. Such contracts are not assignable and may be terminated without penalty on 60 days’ written notice at the option of either party or by vote of the shareholders of the Trust.

      At a meeting of the Board of Trustees held on May 9, 2001, the Board approved the continuation of the Trust’s Management Agreement for an additional year. In connection with its deliberations, the Board reviewed information derived from a number of sources and covering a range of issues. The Board considered the services provided to the Trust by the Manager under the Management Agreement, as well as other services provided by the Manager and its affiliates under other agreements, and the personnel who provide these services. In addition to investment advisory services, the Manager and its affiliates provide administrative services, shareholder services, oversight of fund accounting, marketing services, assistance in meeting legal and regulatory requirements, and other services necessary for the operation of the Trust. The Board also considered the Manager’s costs of providing services, and the direct and indirect benefits to the Manager from its relationship with the Trust. The benefits considered by the Board included not only the Manager’s compensation for investment advisory services under the Management Agreement, but also compensation paid to the Manager or its affiliates for other, non-advisory, services provided to the Trust. In connection with its consideration of the Management Agreement, the Board also compared the Trust’s advisory fee rate, expense ratios and historical performance to those of comparable funds. The Board considered whether there should be changes in the advisory fee rate or structure in order to enable the Trust to participate in any economies of scale that the Manager may experience as a result of growth in the Trust’s assets. The Board also reviewed materials supplied by Trust counsel that were prepared for use by the Board in fulfilling its duties under the Investment Company Act and state law.

      Based on the information reviewed and the discussions, the Board concluded that it was satisfied with the nature and quality of the services provided by the Manager to the Trust and that the management fee rate was reasonable in relation to such services. The non-interested Trustees were represented by independent counsel who assisted them in their deliberations.

      Transfer Agency Services. Financial Data Services, Inc. (the “Transfer Agent”), a subsidiary of ML & Co., acts as the Trust’s Transfer Agent pursuant to a Transfer Agency, Dividend Disbursing Agency and Shareholder Servicing Agency Agreement (the “Transfer Agency Agreement”). Pursuant to the Transfer Agency Agreement, the Transfer Agent is responsible for the issuance, transfer and redemption of shares and the opening and maintenance of shareholder accounts. Pursuant to the Transfer Agency Agreement, the Transfer Agent receives a fee of $15.00 per shareholder account and is entitled to reimbursement for out-of-pocket expenses incurred by the Transfer Agent under the Transfer Agency Agreement. Additionally, a $.20 monthly closed account charge will be assessed on all accounts which close during the calendar year. Application of this fee will commence the month following the month the account is closed. At the end of the calendar year, no further fees will be due. For purposes of the Transfer Agency Agreement, the term “account” includes a shareholder account maintained directly by the Transfer Agent and any other account representing the beneficial interest of a person on a recordkeeping system, provided the recordkeeping system is maintained by a subsidiary of ML & Co.

      The table below sets forth information about the total amounts paid by the Trust to the Transfer Agent for the periods indicated.

Fiscal year ended December 31,	Transfer Agent Fee

2001	$7,845,798
2000	$8,048,889
1999	$9,529,263

      Accounting Services. The Trust entered into an agreement with State Street effective January 1, 2001, pursuant to which State Street provides certain accounting services to the Trust. The Trust pays a fee for these services. Prior to January 1, 2001, the Manager provided accounting services to the Trust and was reimbursed by the Trust at its cost in connection with such services. The Manager continues to provide certain accounting services to the Trust and the Trust reimburses the Manager for the cost of these services.

      The table below shows the amounts paid by the Trust to State Street and to the Manager for the periods indicated.

	Paid to	Paid to the
Fiscal year ended December 31,	State Street	Manager

2001	$621,920 †	$64,058
2000	N/A	$649,346
1999	N/A	$344,997

†	Represents payments pursuant to the agreement with State Street commencing January 1, 2001.

Code of Ethics

      The Board of Trustees of the Trust has approved a Code of Ethics under Rule 17j-1 of the Investment Company Act that covers the Trust, the Manager and the Distributor. The Code of Ethics establishes procedures for personal investing and restricts certain transactions. Employees subject to the Code of Ethics may invest in securities for their personal investment accounts, including securities that may be purchased or held by the Trust.

PURCHASE OF SHARES

      Reference is made to “Your Account — How to Buy, Sell and Transfer Shares” in the Prospectus.

      The Trust is offering its shares without a sales charge at a public price equal to the net asset value (normally $1.00 per share) next determined after a purchase order becomes effective. Share purchase orders are effective on the date Federal Funds become available to the Trust. If Federal Funds are available to the Trust prior to the determination of net asset value (generally 4:00 p.m., Eastern time) on any business day, the order will be effective on that day. Shares purchased will begin accruing dividends on the day following the date of purchase. Any order may be rejected by the Trust or the Distributor.

      The minimum initial purchase is $5,000 and the minimum subsequent purchase is $1,000, except that lower minimums apply in the case of purchases made under certain retirement plans. The Trust may, at its discretion, establish reduced minimum initial and subsequent purchase requirements with respect to various types of accounts. For pension, profit sharing, individual retirement and certain other retirement plans, including self-directed retirement plans for which Merrill Lynch acts as passive custodian and the various retirement plans available from the Distributor, the minimum initial purchase is $100 and the minimum subsequent investment is $1. The minimum initial or subsequent purchase requirements may be waived for certain employer-sponsored retirement or savings plans, such as tax-qualified retirement plans within the meaning of Section 401(a) of the Internal Revenue Code of 1986, as amended (the “Code”), deferred compensation plans within the meaning of Section 403(b) and Section 457 of the Code, other deferred compensation arrangements, Voluntary Employee Benefits Association (“VEBA”) plans, and non-qualified After Tax Savings and Investment programs, maintained on the Merrill Lynch Group Employee Services system. For accounts advised by banks and registered investment advisers, the minimum initial purchase is $300 and the minimum subsequent purchase is $100.

      The Distributor acts as the distributor in the continuous offering of the Trust’s shares. Shares may be purchased directly from the Distributor or from other securities dealers, including Merrill Lynch, with whom the Distributor has entered into a selected dealer agreement. Securities dealers may charge investors a fee in connection with such transactions.

      The Trust’s distribution agreement with the Distributor is renewable annually, and may be terminated on 60 days’ written notice by either party. Under such agreement, after the prospectuses, statements of additional information and periodic reports have been prepared and set in type, the Distributor will pay for the printing and distribution of copies thereof used in connection with the offering to dealers and investors. The Distributor also will pay for other supplementary sales literature.

      It is the Trust’s policy to be as fully invested as reasonably practicable at all times to maximize the yield on the Trust’s portfolio. The money markets in which the Trust will purchase and sell portfolio securities normally require immediate settlement of transactions in Federal Funds. Federal Funds are a commercial bank’s deposits in a Federal Reserve Bank and can be transferred from one member bank’s account to that of another member bank on the same day and thus are considered to be immediately available funds. Orders for the purchase of Trust shares shall become effective on the day Federal Funds become available to the Trust and the shares being purchased will be issued at the net asset value per share next determined. If Federal Funds are available to the Trust prior to the determination of net asset value (generally 4:00 p.m., Eastern time) on any business day, the order will be effective on that day.

Methods of Payment

      Payment Through Securities Dealers. Investment in the Trust may be made through securities dealers, including Merrill Lynch, who have entered into selected dealer agreements with the Distributor. In such a case, the dealer will transmit payment to the Trust on behalf of the investor and will supply the Trust with the required account information. Generally, purchase orders placed through Merrill Lynch will be made effective on the day the order is placed. Merrill Lynch has an order procedure pursuant to which investors can have the proceeds from the sale of listed securities invested in shares of the Trust on the day investors receive such proceeds in their Merrill Lynch securities accounts. Investors with free cash credit balances (i.e., immediately available funds) in securities accounts of Merrill Lynch will not have their funds invested in the Trust until the day after the order is placed with Merrill Lynch.

      Payment by Wire. Shareholders with accounts maintained directly with the Transfer Agent may invest in the Trust through the transmittal of Federal Funds by wire to the Transfer Agent. The Trust will not be responsible for delays in the wiring system. To purchase shares by wiring Federal Funds, payment should be wired to First Union National Bank of Florida. Shareholders should give their financial institutions the following wiring instructions: ABA #063000021, DDA #2112600061186, Financial Data Services, Inc. The wire should be identified as a payment to Merrill Lynch Ready Assets Trust and should include the shareholder’s name and account number. Failure to submit the required information may delay investment. Investors are urged to make payment by wire in Federal Funds. Shareholders with accounts not maintained directly with the Transfer Agent should contact their Financial Advisor.

      Payment to the Transfer Agent. Purchase orders for which remittance is to be made by check may be submitted directly by mail or otherwise to the Transfer Agent. Purchase orders by mail should be sent to Financial Data Services, Inc., P.O. Box 45290, Jacksonville, Florida 32232-5290. Purchase orders which are sent by hand should be delivered to Financial Data Services, Inc., 4800 Deer Lake Drive East, Jacksonville, Florida 32246-6484. Investors opening a new account must enclose a completed Purchase Application. Existing shareholders should enclose the detachable stub from a monthly account statement that they have received. Checks should be made payable to the Distributor. Certified checks are not necessary, but checks are accepted subject to collection at full face value in U.S. funds and must be drawn in U.S. dollars on a U.S. bank. Payments for the accounts of corporations, foundations and other organizations may not be made by third party checks.

Distribution Plan

      The Trust has adopted an Amended and Restated Shareholder Servicing Plan and Agreement (the “Plan”) in compliance with Rule 12b-1 under the Investment Company Act pursuant to which the Trust is authorized to pay Merrill Lynch a fee at the annual rate of 0.125% of the average daily net asset value of Trust accounts maintained through Merrill Lynch. The Plan as in effect until December 31, 2001, reimbursed Merrill Lynch only for actual expenses incurred in the fiscal year in which the fee was paid. The fee was principally to provide compensation to Merrill Lynch Financial Advisors and other Merrill Lynch personnel for providing direct personal services to shareholders of the Trust. The distribution fee was not compensation for the administrative and operational services rendered to shareholders by Merrill Lynch, which were covered by the Management Agreement between the Trust and the Manager (see “Management of the Trust — Management and Advisory Arrangements”). The Trustees of the Trust approved an amendment to the Plan, which took effect on January 1, 2002. The amendment did not increase the amount of fees currently paid by the Trust under the Plan. Under the amended plan (the “Amended Plan”), the Trust will pay Merrill Lynch a fee for providing, or arranging for the provision of, account maintenance and sales and promotional activities and services with respect to shares of the Trust. The fee will be paid to Merrill Lynch, who will then determine, based on a number of criteria, how to allocate such fee among Merrill Lynch Financial Advisors and other Merrill Lynch affiliates. As under the prior Plan, in the event that the aggregate payments received by Merrill Lynch under the Amended Plan in any year should exceed the amount of the distribution and shareholder servicing expenditures incurred by Merrill Lynch, Merrill Lynch is required to reimburse the Trust the amount of such excess.

      The Trustees believe that the Trust’s expenditures under the Plan benefit the Trust and its shareholders by providing better shareholder services and by facilitating the sale and distribution of Trust shares. For the fiscal year ended December 31, 2001, $7,350,371 was paid to Merrill Lynch pursuant to the Plan (based on average daily net assets of approximately $6.2 billion). All of such amounts were allocated to Merrill Lynch Financial Advisors, other Merrill Lynch personnel and related administrative costs.

      Among other things, the Plan (including both the prior and the Amended Plan) provides that Merrill Lynch shall provide and the Trustees of the Trust shall review quarterly reports of the distribution expenditures made by Merrill Lynch pursuant to the Plan. In their consideration of the Plan, the Trustees must consider all factors they deem relevant, including information as to the benefits of the Plan to the Trust and its shareholders. The Plan further provides that, so long as the Plan remains in effect, the selection and nomination of Trustees of the Trust who are not “interested persons” of the Trust as defined in the Investment Company Act (the “Independent Trustees”) shall be committed to the discretion of the Independent Trustees then in office. The Plan can be terminated at any time, without penalty, by the vote of a majority of the Independent Trustees or by the vote of the holders of a majority of the outstanding voting securities of the Trust. Finally, the Plan cannot be amended to increase materially the amount to be spent by the Trust thereunder without shareholder approval, and all material amendments are required to be approved by vote of the Trustees of the Trust, including a majority of the Independent Trustees, cast in person at a meeting called for that purpose.

REDEMPTION OF SHARES

      Reference is made to “Your Account — How to Buy, Sell and Transfer Shares” in the Prospectus.

      The Trust is required to redeem for cash all full and fractional shares of the Trust. The redemption price is the net asset value per share next determined after receipt by the Transfer Agent of proper notice of redemption as described in accordance with one of the procedures set forth below. If such notice is received by the Transfer Agent prior to the determination of net asset value on that day (generally 4:00 p.m., Eastern time), the redemption will be effective on such day. If the notice is received after the determination of net asset value has been made, the redemption will be effective on the next business day and payment will be made on the second business day thereafter.

      At various times, the Trust may be requested to redeem shares for which good payment has not yet been received, (e.g., cash, Federal Funds or a certified check drawn on a U.S. bank). The Trust may delay, or cause to be delayed, the payment of redemption proceeds until such time as good payment has been collected for the purchase of such shares. Normally, this delay will not exceed 10 days. In addition, the Trust reserves the right not to honor redemption checks or requests for Federal Funds redemptions where the shares to be redeemed have been purchased by check within 10 days prior to the date the redemption request is received by the Transfer Agent.

      The right to redeem shares or to receive payment with respect to any such redemption may be suspended for a period of up to seven days. Suspensions of more than seven days may not be made except (1) for any period (A) during which the New York Stock Exchange (the “NYSE”) is closed other than customary weekend and holiday closings or (B) during which trading on the NYSE is restricted; (2) for any period during which an emergency exists as a result of which (A) disposal by the Trust of securities owned by it is not reasonably practicable or (B) it is not reasonably practicable for the Trust fairly to determine the value of its net assets; or (3) for such other periods as the Commission may by order permit for the protection of security holders of the Trust. The Commission shall by rules and regulations determine the conditions under which (i) trading shall be deemed to be restricted and (ii) an emergency shall be deemed to exist within the meaning of clause (2) above.

      The total value of the shareholder’s investment in the Trust at the time of redemption may be more or less than his or her cost, depending on the market value of the securities held by the Trust at such time and income earned.

Methods of Redemption

      Set forth below is information as to the five methods pursuant to which shareholders may redeem shares. In certain instances, the Transfer Agent may require additional documents in connection with redemptions.

      Redemption by Check. Shareholders may redeem shares by check in an amount not less than $500. At the shareholder’s request, the Transfer Agent will provide the shareholder with checks drawn on the custody account. These checks can be made payable to the order of any person in any amount not less than $500; however, these checks may not be used to purchase securities in transactions with Merrill Lynch. The payee of the check may cash or deposit it like any check drawn on a bank. When such a check is presented to the Transfer Agent for payment, the Transfer Agent will present the check to the Trust as authority to redeem a sufficient number of full and fractional shares in the shareholder’s account to cover the amount of the check. This enables the shareholder to continue earning daily dividends until the day prior to the day the check is cleared. Canceled checks will be returned to the shareholder by the Transfer Agent upon request.

      Shareholders will be subject to the Transfer Agent’s rules and regulations governing such checking accounts, including the right of the Transfer Agent not to honor checks in amounts exceeding the value of the shareholder’s account at the time the check is presented for payment. The Trust or the Transfer Agent may modify or terminate the redemption by check privilege at any time on 30 days’ notice to participating shareholders. In order to be eligible for the redemption by check privilege, purchasers should check the box under the caption “Check Redemption Privilege” in the Purchase Application. The Transfer Agent will then send checks to the shareholders.

      Federal Funds Redemption. Shareholders with accounts maintained directly with the Transfer Agent, also may arrange to have redemption proceeds of $5,000 or more wired in Federal Funds to a pre-designated bank account. In order to be eligible for Federal Funds redemption, the shareholder must designate on his or her Purchase Application the domestic commercial bank and account number to receive the proceeds of his or her redemption and must have his or her signature on the Purchase Application signature guaranteed. The redemption request for Federal Funds redemption may be made by telephone, wire or letter (no signature guarantee required) to the Transfer Agent and, if received before the determination of net asset value of the Trust on any business day (generally 4:00 p.m., Eastern time), the redemption proceeds will be wired to the investor’s pre-designated bank account on the next business day. Shareholders may effect Federal Funds redemptions by telephoning the Transfer Agent toll-free at (800) 221-7210. The Trust will employ reasonable procedures to confirm that instructions communicated by telephone are genuine; if it does not, the Trust may be liable for any losses due to fraudulent or unauthorized instructions. Among other things, redemption proceeds may only be wired into the bank account designated on the Purchase Application. The investor must independently verify this information at the time the redemption request is made. Shareholders with accounts not maintained directly with the Transfer Agent should contact their Financial Advisor. Securities dealers, including Merrill Lynch, may charge a fee to process a Federal Funds redemption.

      Repurchase Through Securities Dealers. The Trust will repurchase shares through securities dealers. The Trust normally will accept orders to repurchase shares by wire or telephone from dealers for customers at the net asset value next computed after receipt of the order from the dealer, provided that such request for repurchase is received from the dealer prior to the determination of net asset value of the Trust (generally 4:00 p.m., Eastern time) on any business day. These repurchase arrangements are for the convenience of shareholders and do not involve a charge by the Trust; however, dealers may impose a charge on the shareholder for transmitting the notice of repurchase to the Trust. The Trust reserves the right to reject any order for repurchase through a securities dealer, but it may not reject properly submitted requests for redemption as described below. The Trust will promptly notify any shareholder of any rejection of a repurchase with respect to his or her shares. For shareholders repurchasing through their securities dealer, payment will be made by the Transfer Agent to the dealer.

      Regular Redemption. Shareholders with accounts maintained directly with the Transfer Agent, may redeem shares by submitting a written notice by mail directly to the Transfer Agent, Financial Data Services, Inc., P.O. Box 45290, Jacksonville, Florida 32232-5290. Redemption requests which are sent by hand should be delivered to Financial Data Services, Inc., 4800 Deer Lake Drive East, Jacksonville, Florida 32246-6484. Redemption requests should not be sent to the Trust. The notice requires the signatures of all persons in whose name the shares are registered, signed exactly as their names appear on the Transfer Agent’s register. The signature(s) on the redemption request may require a guarantee by an “eligible guarantor institution” as such term is defined in Rule 17Ad-15 under the Securities Exchange Act of 1934, as amended, and the existence and validity of it may be verified by the Transfer Agent through the use of industry publications. In the event a signature guarantee is required, notarized signatures are not sufficient. In general, signature guarantees are waived on redemptions of less than $50,000 as long as the following requirements are met: (i) all requests require the signature(s) of all persons whose name(s) shares are recorded on the Transfer Agent’s register; (ii) all checks must be mailed to the stencil address of record on the Transfer Agent’s register and (iii) the stencil address must not have changed within 30 days. Certain rules may apply regarding certain account types such as, but not limited to, UGMA/UTMA accounts, Joint Tenancies with Rights of Survivorship, contra broker transactions, and institutional accounts. In certain instances, the Transfer Agent may require additional documents such as, but not limited to, trust instruments, death certificates, appointments as executor or administrator, or certificates of corporate authority. For shareholders redeeming directly with the Transfer Agent, payments will be mailed within seven days of receipt of a proper notice of redemption.

      A shareholder may also redeem shares held with the Transfer Agent by telephone request. To request a redemption from your account, call the Transfer Agent at 1-800-221-7210. The request must be for an amount less than $50,000.00 and be from the shareholder of record. Before telephone requests will be honored, signature approval from all shareholders of record on the account must be obtained.

      Telephone redemption requests will not be honored in the following situations: the accountholder is deceased, the proceeds are to be sent to someone other than the shareholder of record, a systematic withdrawal plan is in effect, request is by an individual other than the accountholder of record, funds are to be wired to the client’s bank account, joint tenants are divorced, the address has changed within the last 30 days or share certificates have been issued on the account. The shares being redeemed must have been held for at least 15 days.

      Since this account feature involves a risk of loss from unauthorized or fraudulent transactions, the Transfer Agent will take certain precautions to protect your account from fraud. Telephone redemption may be refused if the caller is unable to provide: the account number, the name and address registered on the account and the social security number registered on the account. The Trust or the Transfer Agent may temporarily suspend telephone transactions at any time.

      Automatic Redemption. Merrill Lynch has instituted an automatic redemption procedure applicable to shareholders of the Trust who maintain securities accounts with Merrill Lynch. This procedure, which is not applicable to margin accounts, may be utilized by Merrill Lynch to satisfy amounts due it by the shareholder as a result of account fees and expenses owed to Merrill Lynch or one of its affiliates or as a result of purchases of securities or other transactions in the shareholder’s securities account. Under this procedure, unless the shareholder notifies Merrill Lynch to the contrary, the shareholder’s Merrill Lynch securities account will be scanned each business day prior to the determination of net asset value of the Trust (generally 4:00 p.m., Eastern time); after application of any cash balances in the account, a sufficient number of Trust shares may be redeemed at net asset value, as determined that day, to satisfy any amounts for which the shareholder is obligated to make payment to Merrill Lynch or one of its affiliates. Redemptions will be effected on the business day preceding the date the shareholder is obligated to make such payment, and Merrill Lynch or its affiliate will receive the redemption proceeds on the day following the redemption date. Shareholders will receive all dividends declared and reinvested through the date of redemption.

      Unless otherwise requested, in those instances where shareholders request transactions that settle on a “same-day” basis (such as Federal Funds wire redemptions, branch office checks, transfers to other Merrill Lynch accounts and certain securities transactions) the Trust shares necessary to effect such transactions will be deemed to have been transferred to Merrill Lynch prior to the Trust’s declaration of dividends on that day. In such instances, shareholders will receive all dividends declared and reinvested through the date immediately preceding the date of redemption.

      In the event that a shareholder account held directly with the Transfer Agent contains a fractional share balance, such fractional share balance will be automatically redeemed by the Trust.

      Because of the high cost of maintaining smaller accounts, the Trust may redeem shares in your account if the net asset value of your account falls below $500 due to redemptions you have made. You will be notified that the value of your account is less than $500 before the Trust makes an involuntary redemption. You will then have 60 days to make an additional investment to bring the value of your account to at least $500 before the Trust takes any action. This involuntary redemption does not apply to retirement plans or Uniform Gifts or Transfers to Minors Act accounts.

DETERMINATION OF NET ASSET VALUE

      The net asset value of the Trust is determined by the Manager once daily, immediately after the daily declaration of dividends, on each business day during which the NYSE or New York banks are open for business. Such determination is made as of the close of business on the NYSE (generally 4:00 p.m., Eastern time) or, on days when the NYSE is closed but New York banks are open, at 4:00 p.m., Eastern time, based on price available at such time. As a result of this procedure, the net asset value is determined each day except for days on which both the NYSE and New York banks are closed. Both the NYSE and New York banks are closed on New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The net asset value is determined under the “penny-rounding” method by adding the value of all securities and other assets in the Trust’s portfolio, deducting the Trust’s liabilities, dividing by the number of shares outstanding and rounding the result to the nearest whole cent.

      The Trust values its portfolio securities with remaining maturities of 60 days or less on an amortized cost basis and values its securities with remaining maturities of greater than 60 days for which market quotations are readily available at market value. Other securities held by the Trust are valued at their fair value as determined in good faith by or under the direction of the Board of Trustees.

      In accordance with the Commission rule applicable to the valuation of its portfolio securities, the Trust will maintain a dollar-weighted average portfolio maturity of 90 days or less and will purchase instruments having remaining maturities of not more than 397 days (13 months), with the exception of Government Securities, as defined in those regulations, which may have remaining maturities of up to 762 days (25 months). The Trust will invest only in securities determined by the Trustees to be of high quality with minimal credit risks. In addition, the Trustees have established procedures designed to stabilize, to the extent reasonably possible, the Trust’s net asset value as computed for the purpose of sales and redemptions at $1.00. Deviations of more than an insignificant amount between the net asset value calculated using market quotations and that calculated on a “penny-rounded” basis will be reported to the Trustees by the Manager. In the event the Trustees determine that a deviation exists which may result in material dilution or other unfair results to investors or existing shareholders, the Trust will take such corrective action as it regards as necessary and appropriate, including the reduction of the number of outstanding shares of the Trust by having each shareholder proportionately contribute shares to the Trust’s capital; the sale of portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity; withholding dividends; or establishing a net asset value per share solely by using available market quotations. If the number of outstanding shares is reduced in order to maintain a constant penny-rounded net asset value of $1.00 per share, the shareholders will contribute proportionately to the Trust’s capital. Each shareholder will be deemed to have agreed to such contribution by his or her investment in the Trust.

      Since the net income of the Trust (including realized gains and losses on the portfolio securities) is determined and declared as a dividend immediately prior to each time the net asset value of the Trust is determined, the net asset value per share of the Trust normally remains at $1.00 per share immediately after each such dividend declaration. Any increase in the value of a shareholder’s investment in the Trust, representing the reinvestment of dividend income, is reflected by an increase in the number of shares of the Trust in his or her account and any decrease in the value of a shareholder’s investment may be reflected by a decrease in the number of shares in his or her account. See “Dividends and Taxes.”

YIELD INFORMATION

      The Trust computes its annualized yield in accordance with regulations adopted by the Commission by determining the net changes in value, exclusive of capital changes and income other than investment income, for a seven-day base period for a hypothetical pre-existing account having a balance of one share at the beginning of the base period, subtracting a hypothetical shareholder account charge, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then multiplying the result by 365 and then dividing by seven. This yield calculation does not take into consideration any realized or unrealized gains or losses on portfolio securities. The Commission also permits the calculation of a standardized effective or compounded yield. This is computed by compounding the unannualized base period return, which is done by adding one to the base period return, raising the sum to a power equal to 365 divided by seven, and subtracting one from the result. This compounded yield calculation also excludes realized and unrealized gains or losses on portfolio securities.

      The yield on the Trust’s shares normally will fluctuate on a daily basis. Therefore, the yield for any given past period is not an indication or representation by the Trust of future yields or rates of return on its shares. The yield is affected by such factors as changes in interest rates on the Trust’s portfolio securities, average portfolio maturity, the types and quality of portfolio securities held and operating expenses. The yield on Trust shares for various reasons may not be comparable to the yield on bank deposits, shares of other money market funds or other investments.

Seven-Day Period Ended December 31, 2001

Excluding gains and losses	1.82%

      On occasion, the Trust may compare its yield to (1) the Donoghue’s Domestic Prime Funds Average, an average compiled by Donoghue’s Money Fund Report, a widely recognized independent publication that monitors the performance of money market mutual funds, (2) the average yield reported by the Bank Rate Monitor National Index™ for money market deposit accounts offered by the 100 leading banks and thrift institutions in the ten largest standard metropolitan statistical areas, (3) yield data published by Lipper Analytical Services, Inc., Morningstar Publications, Inc., Money Magazine, U.S. News & World Report, Business Week, CDA Investment Technology, Inc., Forbes Magazine and Fortune Magazine, or (4) the yield on an investment in 91-day Treasury bills on a rolling basis, assuming quarterly compounding. As with yield quotations, yield comparisons should not be considered indicative of the Trust’s yield or relative performance for any future period.

      The Trust may provide information designed to help investors understand how the Trust is seeking to achieve its investment objective. This may include information about past, current or possible economic, market, political, or other conditions, descriptive information on general principles of investing such as asset allocation, diversification and risk tolerance, discussion of the Trust’s portfolio composition, investment philosophy, strategy or investment techniques, comparisons of the Trust’s performance or portfolio composition to that of other funds or types of investments, indices relevant to the comparison being made, or to a hypothetical or model portfolio. The Trust may also quote various measures of volatility and benchmark correlation in advertising and other materials, and may compare these measures to those of other funds or types of investments.

PORTFOLIO TRANSACTIONS

      The Trust has no obligation to deal with any dealer or group of dealers in the execution of transactions in portfolio securities. Subject to policy established by the Board of Trustees of the Trust, the Manager is primarily responsible for the Trust’s portfolio decisions and the placing of portfolio transactions. In placing orders, it is the policy of the Trust to obtain the best net results taking into account such factors as price (including the applicable dealer spread), the size, type and difficulty of the transaction involved, the firm’s general execution and operational facilities, and the firm’s risk in positioning the securities involved. While the Manager generally seeks reasonably competitive spreads or commissions, the Trust will not necessarily be paying the lowest spread or commission available. The Trust’s policy of investing in securities with short maturities will result in high portfolio turnover.

      The money market securities in which the Trust invests are traded primarily in the over-the-counter (“OTC”) market. Bonds and debentures usually are traded OTC, but may be traded on an exchange. Where possible, the Trust will deal directly with the dealers who make a market in the securities involved except in those circumstances where better prices and execution are available elsewhere. Such dealers usually are acting as principals for their own accounts. On occasion, securities may be purchased directly from the issuer. Money market securities are generally traded on a net basis and do not normally involve either brokerage commissions or transfer taxes. The cost of executing portfolio securities transactions of the Trust primarily will consist of dealer spreads. Under the Investment Company Act, persons affiliated with the Trust are prohibited from dealing with the Trust as principals in the purchase and sale of securities unless an exemptive order allowing such transactions is obtained from the Commission. Since OTC transactions are usually principal transactions, affiliated persons of the Trust, including Merrill Lynch, may not serve as the Trust’s dealer in connection with such transactions except pursuant to the exemptive order described below. However, an affiliated person of the Trust may serve as its broker in OTC transactions conducted on an agency basis.

      The Commission has issued an exemptive order permitting the Trust to conduct principal transactions with Merrill Lynch Government Securities, Inc. (“GSI”) in U.S. Government and U.S. Government agency securities and with Merrill Lynch Money Markets, Inc., a subsidiary of GSI, in certificates of deposit and other short-term money market instruments and commercial paper. This order contains a number of conditions, including conditions designed to ensure that the price to the Trust from GSI or its subsidiary is equal to or better than that available from other sources. GSI and its subsidiary have informed the Trust that they will in no way, at any time, attempt to influence or control the activities of the Trust or the Manager in placing such principal transactions. The exemptive order allows GSI or its subsidiary, to receive a dealer spread on any transaction with the Trust no greater than their customary dealer spread from transactions of the type involved. Generally, such spreads do not exceed 0.25% of the principal amount of the securities involved.

      The number and dollar volume of transactions engaged in by the Trust are set forth in the following table:

Fiscal Year Ended December 31,	Number	Dollar Volume

2001	101	$2.2 billion
2000	79	$1.9 billion
1999	51	$1.0 billion

      The Trustees of the Trust have considered the possibilities of recapturing for the benefit of the Trust expenses of possible portfolio transactions, such as dealer spreads and underwriting commissions, by conducting such portfolio transactions through affiliated entities, including GSI, its subsidiary and Merrill Lynch. For example, dealer spreads received by GSI or its subsidiary on transactions conducted pursuant to the exemptive order described above could be offset against the management fee payable by the Trust to the Manager. After considering all factors deemed relevant, the Board of Trustees made a determination not to seek such recapture. The Trustees will reconsider this matter from time to time.

      The Trust does not expect to use one particular dealer, but, subject to obtaining the best net results, dealers who provide supplemental investment research (such as economic data and market forecasts) to the Manager may receive orders for transactions of the Trust. Information so received will be in addition to and not in lieu of the services required to be performed by the Manager under the Management Agreement and the expenses of the Manager will not necessarily be reduced as a result of the receipt of such supplemental information.

      The Trust has received an exemptive order from the Commission permitting it to lend portfolio securities to Merrill Lynch or its affiliates. Pursuant to that order, the Trust also has retained an affiliate entity of the Manager as the securities lending agent for a fee, including a fee based on a share of the returns on investment of cash collateral. That entity may, on behalf of the Trust, invest cash collateral received by the Trust for such loans, among other things, in a private investment company managed by that entity or in registered money market funds advised by the Manager or its affiliates. For the fiscal year ended December 31, 2001, that affiliated entity received no securities lending agent fees.

SHAREHOLDER SERVICES

      The Trust offers a number of shareholder services described below that are designed to facilitate investment in shares of the Trust. Full details as to each of such services and copies of the various plans and instructions as to how to participate in the various services or plans, or how to change options with respect thereto, can be obtained from the Trust, by calling the telephone number on the cover page hereof, or from the Distributor or Merrill Lynch.

Investment Account

      Each shareholder whose account is maintained at the Transfer Agent has an Investment Account and will receive from the Transfer Agent a monthly report showing the activity in his or her account for the month. A shareholder may make additions to his or her Investment Account at any time by purchasing shares at the applicable public offering price either through his or her securities dealer, by wire or by mail directly to the Transfer Agent. A shareholder may ascertain the number of shares in his or her Investment Account by telephoning the Transfer Agent toll-free at 1-800-221-7210. The Transfer Agent will furnish this information only after the shareholder has specified the name, address, account number and social security number of the registered owner or owners. Shareholders also may maintain their accounts through Merrill Lynch. Upon the transfer of shares out of a Merrill Lynch brokerage account, an Investment Account in the transferring shareholder’s name may be opened at the Transfer Agent. Shareholders considering transferring a tax-deferred retirement account such as an IRA from Merrill Lynch to another brokerage firm or financial institution should be aware that, if the firm to which the retirement account is to be transferred will not take delivery of shares of the Trust, a shareholder must either redeem the shares so that the cash proceeds can be transferred to the account at the new firm, or such shareholder must continue to maintain a retirement account at Merrill Lynch for those shares.

      In the interest of economy and convenience and because of the operating procedures of the Trust, certificates representing the Trust’s shares will not be issued physically. Shares are maintained by the Trust on its register maintained by the Transfer Agent and the holders thereof will have the same rights and ownership with respect to such shares as if certificates had been issued.

Fee-Based Programs

      Trust shares may be held in certain Merrill Lynch fee-based programs, including pricing alternatives for securities transactions (each referred to in this paragraph as a “Program”). These Programs generally prohibit such shares from being transferred to another account at Merrill Lynch, to another broker-dealer or to the Transfer Agent. Except in limited circumstances (which may also involve an exchange as described above), such shares must be redeemed and new shares purchased in order for the investment not to be subject to Program fees. Additional information regarding a specific Program (including charges and limitations on transferability applicable to shares that may be held in such Program) is available in such Program’s client agreement and from the Transfer Agent at 1-800-MER-FUND, (1-800-637-3863).

Automatic Investment Plan

      For shareholders with accounts maintained directly with the Transfer Agent, the Trust offers an Automatic Investment Plan whereby the Transfer Agent is authorized through preauthorized checks of $50 or more to charge the regular bank account of the shareholder on a regular basis to provide systematic additions to the Investment Account of such shareholder. A shareholder’s Automatic Investment Plan may be terminated at any time without charge or penalty by the shareholder, the Trust, the Transfer Agent or the Distributor. Shareholders with accounts not maintained directly with the Transfer Agent should contact their Financial Advisor.

Accrued Monthly Payout Plan

      The dividends of the Trust are reinvested automatically in additional shares. Shareholders with accounts maintained at the Transfer Agent desiring cash payments may enroll in the Accrued Monthly Payout Plan, under which shares equal in number to shares credited through the automatic reinvestment of dividends during each month are redeemed at net asset value on the last Friday of such month in order to meet the monthly distribution (provided that, in the event that a payment on an account maintained with the Transfer Agent would be $10.00 or less, a shareholder will not receive such payment in cash and such payment will be automatically reinvested in additional shares). Investors may open an Accrued Monthly Payout Plan by completing the appropriate portion of the Purchase Application in the Prospectus. A shareholder’s Accrued Monthly Payout Plan may be terminated at any time without charge or penalty by the shareholder, the Trust, the Transfer Agent or the Distributor. Shareholders with accounts not maintained directly with the Transfer Agent should contact their Financial Advisor.

Systematic Withdrawal Plan

      A shareholder whose account is maintained with the Transfer Agent may elect to make systematic withdrawals from an Investment Account on either a monthly or quarterly basis as provided below. Quarterly withdrawals are available for shareholders who have acquired shares of the Trust having a value, based on cost or the current offering price of $5,000 or more, and monthly withdrawals for shareholders with shares with such a value of $10,000 or more. The quarterly periods end on the 24th day of March, June, September and December.

      At the time of each withdrawal payment, sufficient shares are redeemed from those on deposit in the shareholder’s account to provide the withdrawal payment specified by the shareholder. The shareholder may specify either a dollar amount or a percentage of the value of his or her shares. Redemptions will be made at net asset value determined as of the close of business on the New York Stock Exchange on the 24th day of each month or the 24th day of the last month of each quarter, whichever is applicable. A shareholder’s Systematic Withdrawal Plan may be terminated at any time, without charge or penalty, by the shareholder, the Trust, the Transfer Agent or the Distributor. A shareholder may not elect to make systematic withdrawals while he or she is enrolled in the Accrued Monthly Payout Plan. The Trust is not responsible for any failure of delivery to the shareholder’s address of record and no interest will accrue on amounts represented by uncashed distribution or redemption checks.

      Withdrawal payments generally should not be considered as dividends. Withdrawals generally are treated as sales of shares and may result in taxable gain or loss. If periodic withdrawals continuously exceed reinvested dividends, the shareholder’s original investment will be reduced correspondingly. Shareholders are cautioned not to designate withdrawal programs that result in an undue reduction of principal. There are no minimums on amounts that may be systematically withdrawn. Periodic investments may not be made into an Investment Account in which the shareholder has elected to make systematic withdrawals.

      Shareholders with accounts not maintained directly with the Transfer Agent should contact their Financial Advisor. For shareholders with accounts currently maintained at a branch office, redemptions via the Systematic Withdrawal Plan will be credited directly to the shareholder’s Merrill Lynch investment account. In the event such shareholder wishes to receive a redemption by check, such shareholder should contact his or her Financial Advisor.

Retirement and Education Savings Plans

      Self-directed individual retirement accounts, other retirement plans and educational savings plans are available from Merrill Lynch. Under these plans, investments may be made in the Trust and in certain of the other mutual funds sponsored by Merrill Lynch as well as in other securities. Merrill Lynch may charge an initial establishment fee and an annual custodial fee for each account. Information with respect to these plans is available upon request from Merrill Lynch. In addition, eligible shareholders of the Trust may participate in a variety of qualified employee benefit plans which are available from the Distributor. Participants in these plans may invest in the Trust and in certain other mutual funds sponsored by Merrill Lynch. Information with respect to these plans is available upon request from the Distributor.

      Capital gains and ordinary income received in each of the plans referred to above are exempt from Federal taxation until distributed from the plans. Different tax rules apply to Roth IRA plans and education savings plans. Investors considering participation in any retirement or education savings plan should review specific tax laws relating thereto and should consult their attorneys or tax advisers with respect to the establishment and maintenance of any such plan.

DIVIDENDS AND TAXES

Dividends

      Dividends are declared daily and reinvested monthly in the form of additional shares at net asset value. Shares purchased will begin accruing dividends on the day following the date of purchase. Dividends that are declared but unpaid will remain in the gross assets of the Trust and will therefore continue to earn income for the Trust’s shareholders. Shareholders will receive statements monthly as to such reinvestments. Shareholders liquidating their holdings will receive on redemption all dividends declared and reinvested through the date of redemption. Since the net income (including realized gains and losses on the portfolio assets) is declared as a dividend in shares each time the net income of the Trust is determined, the net asset value per share of the Trust normally remains constant at $1.00 per share. Fluctuations in value may be reflected in the number of outstanding shares in the shareholders’ accounts.

      Net income (from the time of the immediately preceding determination thereof) consists of (i) interest accrued and/or discount earned (including both original issue and market discount), (ii) plus or minus all realized gains and losses on portfolio securities, (iii) less amortization of premiums and the estimated expenses of the Trust applicable to that dividend period.

Taxes

      The Trust intends to continue to qualify for the special tax treatment afforded regulated investment companies (“RICs”) under the Internal Revenue Code of 1986, as amended (the “Code”). As long as the Trust so qualifies, the Trust (but not its shareholders) will not be subject to Federal income tax on the part of its net ordinary income and net realized capital gains which it distributes to shareholders. The Trust intends to distribute substantially all of such income.

      The Code requires a RIC to pay a nondeductible 4% excise tax to the extent the RIC does not distribute, during each calendar year, 98% of its ordinary income, determined on a calendar year basis, and 98% of its capital gains, determined, in general on an October 31 year end, plus certain undistributed amounts from previous years. While the Trust intends to distribute its income and capital gains in the manner necessary to minimize imposition of the 4% excise tax, there can be no assurance that sufficient amounts of the Trust’s taxable income and capital gains will be distributed to avoid entirely the imposition of the tax. In such event, the Trust will be liable for the tax only on the amount by which it does not meet the foregoing distribution requirements.

      Dividends paid by the Trust from its ordinary income or from an excess of net short-term capital gains over net long-term capital losses (together referred to hereafter as “ordinary income dividends”) are taxable to shareholders as ordinary income. Distributions made from an excess of net long-term capital gains over net short-term capital losses (“capital gain dividends”) are taxable to shareholders as long-term gains, regardless of the length of time the shareholder has owned Trust shares. Certain categories of capital gains are taxable at different rates. Any loss upon the sale or exchange of Trust shares held for six months or less will be treated as long-term capital loss to the extent of any capital gain dividends received by the shareholder. Distributions in excess of the Trust’s earnings and profits will first reduce the adjusted tax basis of a holder’s shares and, after such adjusted tax basis is reduced to zero, will constitute capital gains to such holder (assuming the shares are held as a capital asset). Generally not later than 60 days after the close of its taxable year, the Trust will provide its shareholders with a written notice designating the amounts of any capital gain dividends as well as the amount of capital gain dividends in the different categories of capital gain referred to above.

      Dividends are taxable to shareholders even though they are reinvested in additional shares of the Trust. Distributions by the Trust, whether from ordinary income or capital gains, will not be eligible for the dividends received deduction allowed to corporations under the Code. If the Trust pays a dividend in January that was declared in the previous October, November or December to shareholders of record on a specified date in one of such months, then such dividend will be treated for tax purposes as being paid by the Trust and received by its shareholders on December 31 of the year in which such dividend was declared.

      If the value of assets held by the Trust declines, the Trustees may authorize a reduction in the number of outstanding shares in shareholders’ accounts so as to preserve a net asset value of $1.00 per share. After such a reduction, the basis of eliminated shares would be added to the basis of shareholders’ remaining Trust shares, and any shareholders disposing of shares at that time may recognize a capital loss. Dividends, including dividends reinvested in additional shares of the Trust, will nonetheless be fully taxable, even if the number of shares in shareholders’ accounts has been reduced as described above.

      A loss realized on a sale or exchange of shares of the Trust will be disallowed if other Trust shares are acquired (whether through the automatic reinvestment of dividends or otherwise) within a 61-day period beginning 30 days before and ending 30 days after the date that the shares are disposed of. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss.

      Ordinary income dividends paid to shareholders who are nonresident aliens or foreign entities will be subject to a 30% U.S. withholding tax under existing provisions of the Code applicable to foreign individuals and entities unless a reduced rate of withholding or a withholding exemption is provided under applicable treaty law. Nonresident shareholders are urged to consult their own tax advisers concerning applicability of the U.S. withholding tax.

      Under certain provisions of the Code, some shareholders may be subject to a withholding tax on ordinary income dividends, capital gain dividends and redemption payments (“backup withholding”). Generally, shareholders subject to backup withholding will be those for whom no certified taxpayer identification number is on file with the Trust or who, to the Trust’s knowledge, have furnished an incorrect number. When establishing an account, an investor must certify under penalty of perjury that such number is correct and that such investor is not otherwise subject to backup withholding.

      Interest received by the Trust may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

      The foregoing is a general and abbreviated summary of the applicable provisions of the Code and Treasury regulations presently in effect. For the complete provisions, reference should be made to the pertinent Code sections and the Treasury regulations promulgated thereunder. The Code and the Treasury regulations are subject to change by legislative, judicial or administrative action either prospectively or retroactively.

      Ordinary income and capital gain dividends may also be subject to state and local taxes.

      Certain states exempt from state income taxation dividends paid by RICs which are derived from interest on United States Treasury obligations. State law varies as to whether dividend income attributable to United States Treasury obligations is exempt from state income tax.

      Shareholders are urged to consult their tax advisers regarding specific questions as to Federal, foreign, state or local taxes. Foreign investors should consider applicable foreign taxes in their evaluation of investment in the Trust.

GENERAL INFORMATION

Description of Shares

      The Trust was organized on May 14, 1987 under the laws of the Commonwealth of Massachusetts. The Trust is a successor to a Massachusetts business trust of the same name organized on January 21, 1975. It is a no-load, diversified open-end investment company. The Declaration of Trust of the Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest, par value $.10 per share, of a single class and to divide or combine the shares into a greater or lesser number of shares without thereby changing the proportionate beneficial interests in the Trust. Each share represents an equal proportionate interest in the Trust with each other share. Upon liquidation of the Trust, shareholders are entitled to share pro rata in the net assets of the Trust available for distribution to shareholders. Shares are fully paid and non-assessable by the Trust.

      Shareholders are entitled to one vote for each full share held and fractional votes for fractional shares held and vote in the election of Trustees and on other matters submitted to the vote of shareholders. Voting rights are not cumulative, so that the holders of more than 50% of the shares voting in the election of Trustees can, if they choose to do so, elect all Trustees of the Trust. No amendment may be made to the Declaration of Trust without the affirmative vote of a majority of the outstanding shares of the Trust except under certain limited circumstances set forth in the Declaration of Trust.

      The Declaration of Trust of the Trust does not require that the Trust hold annual meetings of shareholders. However, the Trust will be required to call special meetings of shareholders in accordance with the requirements of the Investment Company Act to seek approval of new management and advisory arrangements, of a material increase in distribution fees or of a change in the fundamental policies, objectives or restrictions of the Trust. The Trust also would be required to hold a special shareholders’ meeting to elect new Trustees at such time as less than a majority of the Trustees holding office have been elected by shareholders. The Declaration provides that a shareholders’ meeting may be called for any reason at the request of 10% of the outstanding shares of the Trust or by a majority of the Trustees. Except as set forth above, the Trustees shall continue to hold office and appoint successor Trustees.

Independent Auditors

      Deloitte & Touche LLP, Two World Financial Center, New York, New York 10281-1008, has been selected as the independent auditors of the Trust. The selection of independent auditors is subject to approval by the non-interested Trustees of the Trust. The independent auditors are responsible for auditing the annual financial statements of the Trust.

Accounting Services Provider

      State Street Bank and Trust Company, 500 College Road East, Princeton, New Jersey 08540, provides certain accounting services to the Trust.

Custodian

      The Bank of New York (the “Custodian”), 15 Broad Street, 12th Floor, New York, New York 10286, acts as custodian of the Trust’s assets. The Custodian is responsible for safeguarding and controlling the Trust’s cash and securities, handling the receipt and delivery of securities and collecting interest and dividends on the Trust’s investments.

Transfer Agent

      Financial Data Services, Inc., 4800 Deer Lake Drive East, Jacksonville, Florida 32246-6484, acts as the Trust’s Transfer Agent. The Transfer Agent is responsible for the issuance, transfer and redemption of shares and the opening, maintenance and servicing of shareholder accounts. See “Your Account — How to Buy, Sell, and Transfer Shares — Through the Transfer Agent” in the Prospectus.

Legal Counsel

      Sidley Austin Brown & Wood LLP, 875 Third Avenue, New York, New York 10022, is counsel for the Trust.

Reports to Shareholders

      The fiscal year of the Trust ends on December 31 of each year. The Trust sends to its shareholders, at least semi-annually, reports showing the Trust’s portfolio and other information. An Annual Report, containing financial statements audited by independent auditors, is sent to shareholders each year.

Shareholder Inquiries

      Shareholder inquiries may be addressed to the Trust at the address or telephone number set forth on the cover page of this Statement of Additional Information.

Additional Information

      The Prospectus and this Statement of Additional Information with respect to the shares of the Trust do not contain all the information set forth in the Registration Statement and the exhibits relating thereto, which the Trust has filed with the Securities and Exchange Commission, Washington, D.C., under the Securities Act and the Investment Company Act, to which reference is hereby made.

      To the knowledge of the Trust, no person or entity owned beneficially 5% or more of the Trust’s shares as of March 28, 2002.

      The Declaration of Trust establishing the Trust, dated May 14, 1987, a copy of which, together with all amendments thereto (the “Declaration”), is on file in the office of the Secretary of the Commonwealth of Massachusetts, provides that the name “Merrill Lynch Ready Assets Trust” refers to the Trustees under the Declaration collectively as Trustees, but not as individuals or personally, and no Trustee, shareholder, officer, employee or agent of the Trust shall be held to any personal liability, nor shall resort be had to their property for the satisfaction of any obligation or claim of the Trust but the “Trust Property” (as defined in the Declaration) only shall be liable.

FINANCIAL STATEMENTS

      The Trust’s audited financial statements are incorporated in this Statement of Additional Information by reference to its 2001 Annual Report to shareholders. You may request a copy of the Annual Report at no charge by calling 1-800-637-3863 between 8:00 a.m. and 8:00 p.m., Eastern time on any business day.

APPENDIX

Description of Commercial Paper, Bank Money Instruments

and Corporate Bond Ratings

Commercial Paper and Bank Money Instruments

      Commercial paper with the greatest capacity for timely payment is rated A by Standard & Poor’s (“S&P”). Issues within this category are further redefined with designations 1, 2 and 3 to indicate the relative degree of safety; A-1, the highest of the three, indicates the degree of safety regarding timely payment is strong; A-2 indicates that the capacity for timely repayment is satisfactory; A-3 indicates that capacity for timely payment is adequate, however, they are more vulnerable to the adverse changes of circumstances than obligations rated A-1 or A-2.

      Moody’s Investors Service, Inc. (“Moody’s”) employs the designations of Prime-1, Prime-2 and Prime-3 to indicate the relative capacity of the rated issuers to repay punctually. Prime-1 issues have a superior capacity for repayment. Prime-2 issues have a strong capacity for timely repayment, but to a lesser degree than Prime-1, Prime-3 issues have an acceptable capacity for repayment.

      Fitch, Inc. (“Fitch”) employs the rating F 1 to indicate issues regarded as having the strongest capacity for timely payment. The rating F 2 indicates a satisfaction capacity for timely payment. The rating F 3 indicates an adequate capacity for timely payment.

Corporate Bonds

      Bonds rated AAA have the highest rating assigned by S&P to a debt obligation. Capacity to pay interest and repay principal is extremely strong. Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.

      Bonds rated Aaa by Moody’s are judged to be of the best quality. Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. Bonds rated Aa are judged to be of high quality by all standards. They are rated lower than the best bonds because margins of protection may not be as large or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities. Moody’s applies numerical modifiers, 1, 2 and 3 in each generic rating classification from Aa through B in its corporate bond rating system. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

      Bonds rated AAA by Fitch are considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events. Bonds rated AA are considered to be investment grade and of very high credit quality. The obligor’s ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA.

Code #10240-0402

PART C.  OTHER INFORMATION

Item 23.	Exhibits.

Exhibit
Number			Description

1	(a)	—	Declaration of Trust of the Registrant, dated May 14, 1987.(a)
	(b)	—	Amendment to Declaration of Trust of the Registrant, dated April 29, 1988.(a)
2	(a)	—	By-Laws of the Registrant.(a)
	(b)	—	Amended and Restated By-laws of the Registrant.(f)
3		—	None.
4	(a)	—	Management Agreement between the Registrant and Merrill Lynch Investment Managers, L.P.(a)
	(b)	—	Supplement to Investment Advisory Agreement between the Registrant and Merrill Lynch Investment Managers, L.P.(b)
5	(a)	—	Distribution Agreement between the Registrant and Merrill Lynch Funds Distributor, Inc. (now known as FAM Distributors, Inc.) (the “Distributor”).(a)
	(b)	—	Selected Dealer Agreement.(a)
6		—	None.
7	(a)	—	Custody Agreement between the Registrant and The Bank of New York.(a)
	(b)	—	Amendment to the Custody Agreement between the Registrant and The Bank of New York.(a)
8	(a)	—	Transfer Agency, Dividend Disbursing Agency and Shareholder Servicing Agency Agreement between the Registrant and Merrill Lynch Financial Data Services, Inc. (now known as Financial Data Services, Inc.)(a)
	(b)	—	Agreement and Plan of Reorganization between Merrill Lynch Ready Assets Trust, Merrill Lynch New Assets Trust and Merrill Lynch New Corporation, Inc.(a)
	(c)	—	Form of Administrative Services Agreement between the Registrant and State Street Bank and Trust Company.(e)
9		—	Opinion of Brown & Wood LLP, counsel to the Registrant.(c)
10		—	Consent of Deloitte & Touche LLP, independent auditors for the Registrant.
11		—	None.
12		—	Certificate of Merrill Lynch Investment Managers, L.P.(a)
13		—	Form of Amended and Restated Shareholder Servicing Plan and Agreement pursuant to Rule 12b-1 between the Registrant and Merrill Lynch, Pierce, Fenner & Smith Incorporated.
14		—	None.
15		—	Code of Ethics.(d)

	(a)	—	Filed on April 27, 1995 as an exhibit to Post-Effective Amendment No. 28 to the Registrant’s Registration Statement on Form N-1A under the Securities Act of 1933, as amended (File No. 2-52711) (the “Registration Statement”)
	(b)	—	Filed on April 1, 1998 as an exhibit to Post-Effective Amendment No. 31 to the Registration Statement.
	(c)	—	Filed on April 26, 1999 as an Exhibit to Post-Effective Amendment No. 34 to the Registration Statement.
	(d)	—	Incorporated by reference to Exhibit 15 to Post-Effective Amendment No. 9 to the Registration Statement on Form N-1A of Merrill Lynch Multi-State Limited Maturity Municipal Series Trust (File No. 811-50417), filed on November 22, 2000.
	(e)	—	Incorporated by reference to Exhibit 8(d) to Post-Effective Amendment No. 1 to the Registration Statement on Form N-1A of Merrill Lynch Focus Twenty Fund, Inc. (File No. 333-89775) filed on March 20, 2001.
	(f)	—	Filed on April 20, 2001 as an exhibit to Post-Effective Amendment No. 36 to the Registration Statement.

Item 24. Persons Controlled by or under Common Control with Registrant.

      The Registrant does not control and is not under common control with any other person.

Item 25. Indemnification.

      Reference is made to Section 5.3 of the Registrant’s Declaration of Trust and Section 9 of the Distribution Agreement.

      Section 5.3 of the Registrant’s Declaration of Trust provides as follows:

      “The Trust shall indemnify each of its Trustees, officers, employees, and agents (including persons who serve at its request as directors, officers or trustees of another organization in which it has any interest as a shareholder, creditor or otherwise) against all liabilities and expenses (including amounts paid in satisfaction of judgments, in compromise, as fines and penalties, and as counsel fees) reasonably incurred by him in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, in which he may be involved or with which he may be threatened, while in office or thereafter, by reason of his being or having been such a trustee, officer, employee or agent, except with respect to any matters as to which he shall have been adjudicated to have acted in bad faith, willful misfeasance, gross negligence or reckless disregard of duties; provided, however, that as to any matter disposed of by a compromise payment by such person, pursuant to a consent decree or otherwise, no indemnification either for said payment or for any other expenses shall be provided unless the Trust shall have received a written opinion from independent legal counsel approved by the Trustee to the effect that if either the matter of willful misfeasance, gross negligence or reckless disregard of duty, or the matter of good faith and reasonable belief as to the best interests of the Trust, had been adjudicated, it would have been adjudicated in favor of such person. The rights accruing to any person under these provisions shall not exclude any other right to which he may be lawfully entitled; provided that no Person may satisfy any right of indemnity or reimbursement granted herein or in Section 5.1 or to which he may be otherwise entitled except out of the property of the Trust, and no Shareholder shall be personally liable to any person with respect to any claim for indemnity or reimbursement or otherwise. The Trustees may make advance payments in connection with indemnification under this Section 5.3, provided that the indemnified person shall have given a written undertaking to reimburse the Trust in the event it is subsequently determined that he is not entitled to such indemnification.”

      The Registrant’s by-laws provide that insofar as the conditional advancing of indemnification moneys pursuant to Section 5.3 of the Declaration of Trust for actions based upon the Investment Company Act of 1940, as amended (the “Investment Company Act”) may be concerned, such payments will be made only on the following conditions: (i) the advances must be limited to amounts used, or to be used, for the preparation or presentation of a defense to the action, including costs connected with the preparation of a settlement; (ii) advances may be made only upon receipt of a written promise by, or on behalf of, the recipient to repay that amount of the advance which exceeds the amount which it is ultimately determined that he is entitled to receive from the Registrant by reason of indemnification; and (iii) (a) such promise must be secured by a surety bond, other suitable insurance or an equivalent form of security which assures that any repayments may be obtained by the Registrant without delay or litigation, which bond, insurance or other form of security must be provided by the recipient of the advance, or (b) a majority of a quorum of the Registrant’s disinterested, non-party Trustees, or an independent legal counsel in a written opinion, shall determine, based upon a review of readily available facts, that the recipient of the advance ultimately will be found entitled to indemnification.

      In Section 9 of the Distribution Agreement relating to the securities being offered hereby, the Registrant agrees to indemnify the Distributor and each person, if any, who controls the Distributor within the meaning of the Securities Act of 1933, as amended (the “Securities Act”), against certain types of civil liabilities arising in connection with the Registration Statement or Prospectus.

      Insofar as indemnification for liabilities arising under the Securities Act may be permitted to Trustees, officers and controlling persons of the Registrant and the principal underwriter pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer, or controlling person of the Registrant and the principal underwriter in connection with the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person or the principal underwriter in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

Item 26. Business and Other Connections of Manager.

      Merrill Lynch Investment Managers, L.P. (“MLIM” or the “Manager”), acts as the investment adviser for the following open-end registered investment companies: Global Financial Services Master Trust, Merrill Lynch Balanced Capital Fund, Inc., Merrill Lynch Developing Capital Markets Fund, Inc., Merrill Lynch Disciplined Equity Fund, Inc., Merrill Lynch Dragon Fund, Inc., Merrill Lynch Emerging Markets Debt Fund, Inc., Merrill Lynch Equity Income Fund Inc., Merrill Lynch EuroFund, Merrill Lynch Fundamental Growth Fund, Inc., Merrill Lynch Global Allocation Fund, Inc., Merrill Lynch Global Bond Fund for Investment and Retirement, Merrill Lynch Global Growth Fund, Inc., Merrill Lynch Global SmallCap Fund, Inc., Merrill Lynch Global Technology Fund, Inc., Merrill Lynch Global Value Fund, Inc., Merrill Lynch Healthcare Fund, Inc., Merrill Lynch Index Funds, Inc., Merrill Lynch International Equity Fund, Merrill Lynch Latin America Fund, Inc., Merrill Lynch Municipal Series Trust, Merrill Lynch Natural Resources Trust, Merrill Lynch Pacific Fund, Inc., Merrill Lynch Retirement Series Trust, Merrill Lynch Series Fund, Inc., Merrill Lynch Short Term Global Income Fund, Inc., Merrill Lynch Short Term U.S. Government Fund, Inc., Merrill Lynch U.S.A. Government Reserves, Merrill Lynch U.S. Treasury Money Fund, Merrill Lynch Utilities and Telecommunications Fund, Inc., Merrill Lynch Variable Series Funds, Inc. and The Asset Program, Inc.; and for the following closed-end registered investment companies: Merrill Lynch Senior Floating Rate Fund, Inc., Merrill Lynch Senior Floating Rate Fund II, Inc. and The S&P 500® Protected Equity Fund, Inc. MLIM also acts as sub-adviser to Merrill Lynch World Strategy Portfolio and Merrill Lynch Basic Value Equity Portfolio, two investment portfolios of EQ Advisors Trust.

      Fund Asset Management, L.P. (“FAM”), an affiliate of the Manager, acts as the investment adviser for the following open-end registered investment companies: CBA Money Fund, CMA Government Securities Fund, CMA Money Fund, CMA Multi-State Municipal Series Trust, CMA Tax-Exempt Fund, CMA Treasury Fund, Financial Institutions Series Trust, Master Basic Value Trust, Master Focus Twenty Trust, Master Large Cap Series Trust, Master Mid Cap Growth Trust, Master Premier Growth Trust, Master Small Cap Value Trust, Master U.S. High Yield Trust, Mercury Global Holdings, Inc., Mercury HW Funds, Merrill Lynch Bond Fund, Inc., Merrill Lynch California Municipal Series Trust, Merrill Lynch Focus Value Fund, Inc., Merrill Lynch Funds for Institutions Series, Merrill Lynch Multi-State Limited Maturity Municipal Series Trust, Merrill Lynch Multi-State Municipal Series Trust, Merrill Lynch Municipal Bond Fund, Inc., Merrill Lynch U.S. Government Mortgage Fund, Merrill Lynch World Income Fund, Inc., The Asset Program, Inc., The Corporate Fund Accumulation Program, Inc. and The Municipal Fund Accumulation Program, Inc.; and for the following closed-end registered investment companies: Apex Municipal Fund, Inc., Corporate High Yield Fund, Inc., Corporate High Yield Fund II, Inc., Corporate High Yield Fund III, Inc., Corporate High Yield Fund IV, Inc., Corporate High Yield Fund V, Inc., Debt Strategies Fund, Inc., Master Senior Floating Rate Trust, MuniAssets Fund, Inc., MuniEnhanced Fund, Inc., MuniHoldings Fund, Inc., MuniHoldings California Insured Fund, Inc., MuniHoldings Florida Insured Fund, MuniHoldings Insured Fund, Inc., MuniHoldings Insured Fund II, Inc., MuniHoldings Michigan Insured Fund II, Inc., MuniHoldings New Jersey Insured Fund, Inc., MuniHoldings New York Insured Fund, Inc., MuniInsured Fund, Inc., MuniVest Fund, Inc., MuniVest Fund II, Inc., MuniYield Arizona Fund, Inc., MuniYield California Fund, Inc., MuniYield California Insured Fund II, Inc., MuniYield Florida Fund, MuniYield Florida Insured Fund, MuniYield Fund, Inc., MuniYield Insured Fund, Inc., MuniYield Michigan Fund, Inc., MuniYield Michigan Insured Fund, Inc., MuniYield New Jersey Fund, Inc., MuniYield New Jersey Insured Fund, Inc., MuniYield New York Insured Fund,Inc., MuniYield Pennsylvania Insured Fund, MuniYield Quality Fund, Inc., MuniYield Quality Fund II, Inc. and Senior High Income Portfolio, Inc.

      The address of each of these registered investment companies is P.O. Box 9011, Princeton, New Jersey 08543-9011, except that the address of Merrill Lynch Funds for Institutions Series is One Financial Center, 23rd Floor, Boston, Massachusetts 02111-2665. The address of the Manager, FAM, Princeton Services, Inc. (“Princeton Services”) and Princeton Administrators, L.P. (“Princeton Administrators”) is also P.O. Box 9011, Princeton, New Jersey 08543-9011. The address of FAM Distributors, Inc. (“FAMD”) is P.O. Box 9081, Princeton, New Jersey 08543-9081. The address of Merrill Lynch, Pierce, Fenner & Smith Incorporated (“Merrill Lynch”) and Merrill Lynch & Co., Inc. (“ML & Co.”) is Four World Financial Center, New York, New York 10080. The address of the Trust’s transfer agent, Financial Data Services, Inc. (“FDS”), is 4800 Deer Lake Drive East, Jacksonville, Florida 32246-6484.

      Set forth below is a list of each executive officer and partner of the Manager indicating each business, profession, vocation or employment of a substantial nature in which each such person or entity has been engaged since January 1, 2000 for his, her or its own account or in the capacity of director, officer, partner or trustee. In addition, Mr. Glenn is President and Mr. Burke is Vice President and Treasurer of substantially all of the investment companies described in the first two paragraphs of this Item 26, and Mr. Doll is an officer of one or more of such companies.

Other Substantial Business,
Name	Position(s) with Manager	Profession, Vocation or Employment

ML & Co.	Limited Partner	Financial Services Holding Company; Limited Partner of FAM
Princeton Services	General Partner	General Partner of FAM
Robert C. Doll, Jr.	President	President of FAM; Co-Head (Americas Region) of the Manager from 2000 to 2001, and Senior Vice President thereof from 1999 to 2001; Director of Princeton Services; Chief Investment Officer of OppenheimerFunds, Inc. in 1999 and Executive Vice President thereof from 1991 to 1999
Terry K. Glenn	Chairman (Americas Region) and Executive Vice President	President of Merrill Lynch Mutual Funds; Executive Vice President of FAM; Executive Vice President and Director of Princeton Services; President and Director of FAMD; Director of FDS; President of Princeton Administrators; Director of FDS
Donald C. Burke	First Vice President, Treasurer and Director of Taxation	First Vice President and Treasurer of FAM; Senior Vice President and Treasurer of Princeton Services; Vice President of FAMD
Philip L. Kirstein	General Counsel (Americas Region)	General Counsel (Americas Region) of FAM; Senior Vice President, General Counsel, Director and Secretary of Princeton Services
Debra W. Landsman-Yaros	Senior Vice President	Senior Vice President of FAM; Senior Vice President of Princeton Services; Vice President of FAMD
Stephen M. M. Miller	Senior Vice President	Executive Vice President of Princeton Administrators; Senior Vice President of Princeton Services
Mary E. Taylor	Head (Americas Region)	Senior Vice President of ML & Co.; President and Chief Operating Officer of ML Canada

Item 27. Principal Underwriters.

      (a) FAMD acts as the principal underwriter for the Registrant and for each of the open-end registered investment companies referred to in the first two paragraphs of Item 26 except CBA Money Fund, CMA Government Securities Fund, CMA Money Fund, CMA Multi-State Municipal Series Trust, CMA Tax-Exempt Fund, CMA Treasury Fund, Global Financial Services Master Trust, Master Basic Value Trust, Master Focus Twenty Trust, Master Large Cap Series Trust, Master Mid Cap Growth Trust, Master Premier Growth Trust, Master Small Cap Value Trust, Master U.S. High Yield Trust, The Corporate Fund Accumulation Program, Inc.

and The Municipal Fund Accumulation Program, Inc.; and acts as the principal underwriter for each of the following additional open-end registered investment companies: Mercury Basic Value Fund, Inc., Mercury Focus Twenty Fund, Inc., Mercury Global Balanced Fund of Mercury Funds, Inc., Mercury International Fund of Mercury Funds, Inc., Mercury Large Cap Series Funds, Inc., Mercury Mid Cap Growth Fund, Inc., Mercury Pan-European Growth Fund of Mercury Funds, Inc., Mercury Small Cap Value Fund, Inc., Mercury U.S. High Yield Fund, Inc., Summit Cash Reserves Fund of Financial Institutions Series Trust, Merrill Lynch Basic Value Fund, Inc., Merrill Lynch Focus Twenty Fund, Inc., Merrill Lynch Global Financial Services Fund, Inc., Merrill Lynch Large Cap Growth Focus Fund of Mercury V.I. Funds, Inc., Merrill Lynch Large Cap Series Funds, Inc., Merrill Lynch Small Cap Value Fund, Inc. and Merrill Lynch U.S. High Yield Fund, Inc. FAMD also acts as the principal underwriter for the following closed-end registered investment companies: Merrill Lynch Senior Floating Rate Fund, Inc. and Merrill Lynch Senior Floating Rate Fund II, Inc.

      (b) Set forth below is information concerning each director and officer of FAMD. The principal business address of each such person is P.O. Box 9081, Princeton, New Jersey 08543-9081, except that the address of Messrs. Breen, Fatseas and Wasel is One Financial Center, 23rd Floor, Boston, Massachusetts 02111-2665.

Name	Position(s) and Office(s) with FAMD	Position(s) and Office(s) with Registrant

Terry K. Glenn	President and Director	President and Trustee
Michael G. Clark	Treasurer and Director	None
Thomas J. Verage	Director	None
Michael J. Brady	Vice President	None
William M. Breen	Vice President	None
Donald C. Burke	Vice President	Vice President and Treasurer
James T. Fatseas	Vice President	None
Debra W. Landsman-Yaros	Vice President	None
William Wasel	Vice President	None
Robert Harris	Secretary	None

      (c) Not applicable.

Item 28.  Location of Accounts and Records.

      All accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act and the rules thereunder are maintained at the offices of the Registrant (800 Scudders Mill Road, Plainsboro, New Jersey 08536), and its transfer agent, Financial Data Services, Inc. (4800 Deer Lake Drive East, Jacksonville, Florida 32246-6484).

Item 29.  Management Services.

      Other than as set forth under the caption “Management of the Trust — Merrill Lynch Investment Managers” in the Prospectus constituting Part A of the Registration Statement and under “Management of the Trust — Management and Advisory Arrangements” in the Statement of Additional Information constituting Part B of the Registration Statement, the Registrant is not a party to any management-related service contract.

Item 30.  Undertakings.

      Not applicable.

SIGNATURES

      Pursuant to the requirements of the Securities Act and the Investment Company Act, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the Township of Plainsboro, and the State of New Jersey, on the 24th day of April, 2002.

MERRILL LYNCH READY ASSETS TRUST
(Registrant)

By:	/s/ DONALD C. BURKE

(Donald C. Burke, Vice President and Treasurer)

      Pursuant to the requirements of the Securities Act, this Registration Statement has been signed below by the following persons in the capacities and on the date(s) indicated.

Signature		Title	Date

/s/ TERRY K. GLENN* (Terry K. Glenn)		President and Trustee (Principal Executive Officer)

/s/ DONALD C. BURKE* (Donald C. Burke)		Vice President and Treasurer (Principal Financial and Accounting Officer)

/s/ DONALD W. BURTON* (Donald W. Burton)		Trustee

/s/ M. COLYER CRUM* (M. Colyer Crum)		Trustee

/s/ LAURIE SIMON HODRICK* (Laurie Simon Hodrick)		Trustee

/s/ J. THOMAS TOUCHTON* (J. Thomas Touchton)		Trustee

/s/ FRED G. WEISS* (Fred G. Weiss)		Trustee

*By:	/s/ DONALD C. BURKE (Donald C. Burke, Attorney-in-Fact)		April 24, 2002

POWER OF ATTORNEY

      The undersigned, the Directors/Trustees and the Officers of each of the registered investment companies listed below, hereby authorize Terry K. Glenn, Donald C. Burke, Robert C. Doll and Phillip S. Gillespie or any of them, as attorney-in-fact, to sign on his behalf in the capacities indicated any Registration Statement or amendment thereto (including post-effective amendments) for each of the following registered investment companies and to file the same, with all exhibits thereto, with the Securities and Exchange Commission, Master Basic Value Trust; Mercury Basic Value Fund, Inc.; Merrill Lynch Basic Value Fund, Inc.; Merrill Lynch Balanced Capital Fund, Inc.; Merrill Lynch Disciplined Equity Fund, Inc.; Merrill Lynch Global Growth Fund, Inc.; Merrill Lynch Natural Resources Trust; Merrill Lynch Ready Assets Trust; Master Small Cap Value Trust; Mercury Small Cap Value Fund, Inc.; Merrill Lynch Small Cap Value Fund, Inc.; Merrill Lynch U.S. Treasury Money Fund; Merrill Lynch U.S.A. Government Reserves; MuniHoldings Michigan Insured Fund II, Inc.; MuniYield Florida Insured Fund; MuniYield Michigan Insured, Inc.; MuniYield New Jersey Insured Fund, Inc.; MuniYield Pennsylvania Insured Fund; Quantitative Master Series Trust; Merrill Lynch Index Funds, Inc.; Mercury Index Funds, Inc.; Mercury QA Equity Series, Inc.; Mercury QA Strategy Series, Inc.; The S&P 500® Protected Equity Fund, Inc.; Merrill Lynch Series Fund, Inc.; Somerset Exchange Fund.

Dated: April 9, 2002

/s/ DONALD W. BURTON

Donald W. Burton

(Director/Trustee)

EXHIBIT INDEX

Exhibit
Number	Description

10	Consent of Deloitte & Touche LLP, independent auditors for the Registrant.
13	Form of Amended and Restated Merrill Lynch Shareholder Servicing Plan and Agreement pursuant to Rule 12b-1 between the Registrant and Merrill Lynch, Pierce, Fenner & Smith Incorporated.